UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of Registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Ave Maria Growth Fund

(AVEGX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$50	0.91%

How did the Fund perform during the reporting period?

The Ave Maria Growth Fund (“the Fund”) had a total return of 19.85% for the six months ended June 30, 2026, compared to the total return of 10.21% for the S&P 500® Index and 12.13% for the S&P 500® Equal Weight Index.

The Technology sector was both the Fund’s and Indices’ largest contributing sector. Within the sector, the Fund’s positions in Intel (+228%), Silicon Motion Technology (+262%), and Tower Semiconductor (+122%) were significant contributors. Additionally, the Fund’s performance benefited from an underweight to the Communications sector and stock selection within Consumer Discretionary. These contributions were partially offset by headwinds within Financials and Health Care. Namely, Broadridge Financial Solutions (-38%) and S&P Global (-22%) within Financials and Zoetis (-37%) and Alcon (-18%) within Health Care.

Across the period, the Fund owned a diversified portfolio with an emphasis on Technology, Financials, and Industrials. NVIDIA, Silicon Motion, and HEICO, remain the three largest holdings in the Fund at 8.7%, 7.1%, and 5.7% of net assets, respectively. The Fund’s goal is to purchase shares of exceptional companies at attractive prices with the expectation of earning favorable returns over the long run.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Growth Fund - $38,263
S&P 500® Equal Weight Index - $32,077
S&P 500® Index - $42,271
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Growth Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,755	$11,726	$11,790
Jun-2018	$14,170	$13,131	$13,484
Jun-2019	$16,365	$14,205	$14,889
Jun-2020	$17,779	$13,744	$16,006
Jun-2021	$24,203	$20,713	$22,536
Jun-2022	$18,853	$18,770	$20,144
Jun-2023	$23,369	$21,353	$24,091
Jun-2024	$27,220	$23,870	$30,006
Jun-2025	$31,719	$26,910	$34,556
Jun-2026	$38,263	$32,077	$42,271

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	19.85%	20.63%	9.59%	14.36%
S&P 500® Equal Weight Index	12.13%	19.20%	9.14%	12.36%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

Fund Statistics

  Net Assets$1,265,365,321
  Number of Portfolio Holdings32
  Total Expense Ratio0.91%
  Advisory Fee $4,281,764
  Portfolio turnover (six months)29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.4%
Money Market Funds	4.6%

Portfolio Managers

Adam P. Gaglio, CFA

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	8.7%
Silicon Motion Technology Corporation - ADR	7.1%
HEICO Corporation - Class A	5.7%
Texas Instruments, Inc.	5.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.2%
O'Reilly Automotive, Inc.	4.8%
APi Group Corporation	4.8%
Mastercard, Inc. - Class A	4.7%
S&P Global, Inc.	4.6%
RB Global, Inc.	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	0.6%
Health Care	1.0%
Energy	1.6%
Materials	2.7%
Communications	3.8%
Money Market Funds	4.6%
Consumer Discretionary	12.6%
Financials	13.1%
Industrials	16.1%
Technology	44.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Growth Fund (AVEGX)

TSR-SAR 063026-AVEGX

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Rising Dividend Fund

(AVEDX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$46	0.92%

How did the Fund perform during the reporting period?

The Ave Maria Rising Dividend Fund (“the Fund”) had a total return of 0.78% for the six months ended June 30, 2026, compared to the total return of 9.31% for the S&P 500® Dividend Aristocrats Index and 10.21% for the S&P 500® Index.

The Fund’s main contributors to performance during the 6-month period included Texas Instruments, Inc. (+74%), Texas Pacific Land Corporation (+53%), Rambus, Inc. (+48%), and SharkNinja, Inc. (+36%). The main detractors from performance during the 6-month period included Zoetis, Inc. (-40%), Broadridge Financial Solutions, Inc. (-38%), Accenture plc (-36%), and F&G Annuities & Life, Inc. (-28%).

The Fund owned a diversified portfolio of 34 companies, across a broad array of industries, with an emphasis on industrials, financials, energy, and consumer discretionary. Texas Instruments, Inc., Texas Pacific Land Corporation, and Moody’s Corporation round out the three largest holdings in the Fund at 6.1%, 5.0%, and 4.1% of net assets, respectively.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Rising Dividend Fund - $24,798
S&P 500® Dividend Aristocrats Index - $26,569
S&P 500® Index - $42,271
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,210	$10,876	$11,790
Jun-2018	$12,634	$12,041	$13,484
Jun-2019	$13,899	$13,765	$14,889
Jun-2020	$13,434	$13,723	$16,006
Jun-2021	$18,696	$18,955	$22,536
Jun-2022	$17,576	$18,257	$20,144
Jun-2023	$20,075	$20,655	$24,091
Jun-2024	$23,010	$21,620	$30,006
Jun-2025	$25,604	$23,205	$34,556
Jun-2026	$24,798	$26,569	$42,271

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	0.78%	-3.15%	5.81%	9.51%
S&P 500® Dividend Aristocrats Index	9.31%	14.50%	6.99%	10.27%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

Fund Statistics

  Net Assets$876,573,813
  Number of Portfolio Holdings35
  Total Expense Ratio0.92%
  Advisory Fee $3,495,328
  Portfolio turnover (six months)19%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Instruments, Inc.	6.1%
Texas Pacific Land Corporation	5.0%
Moody's Corporation	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.1%
Diamondback Energy, Inc.	4.0%
L3Harris Technologies, Inc.	4.0%
Fastenal Company	3.8%
Coca-Cola Europacific Partners plc	3.8%
HEICO Corporation - Class A	3.7%
Chevron Corporation	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.3%
Consumer Staples	3.8%
Communications	4.3%
Materials	4.7%
Real Estate	5.0%
Energy	7.6%
Financials	16.7%
Technology	17.7%
Consumer Discretionary	18.3%
Industrials	18.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Rising Dividend Fund (AVEDX)

TSR-SAR 063026-AVEDX

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Undiscovered Fund

(AVEUX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Undiscovered Fund (the "Fund") for the period of April 30, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Undiscovered Fund	$22	1.25%

How did the Fund perform during the reporting period?

The Ave Maria Undiscovered Fund (“the Fund”) had a total return of 6.70% since the inception (April 30, 2026) through June 30, 2026, compared to the total return of 8.41% for the S&P SmallCap 600® Index.

The Fund’s best performing stocks during the period included Hinge Health, Inc. (+51%), Agilysys, Inc. (+63%), and The Middleby Corporation (+24%).

The main detractors from performance included MarketAxess Holdings, Inc. (-25%), Bioventus, Inc. (-14%), and Hawkins, Inc. (-14%).

The Fund owns a diversified portfolio of 60 companies with notable exposures to Consumer Discretionary, Financials, Healthcare, Industrials, and Technology sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Undiscovered Fund - $10,670
S&P 500® Index - $10,426
S&P SmallCap 600® Index - $10,841
$15,000
$10,000
$5,000
$0
Apr-2026
Jun-2026

Table Summary
	Ave Maria Undiscovered Fund	S&P 500® Index	S&P SmallCap 600® Index
Apr-2026	$10,000	$10,000	$10,000
Jun-2026	$10,670	$10,426	$10,841

Average Annual Total Returns as of 6/30/2026

Table Summary
Since Inception (April 30, 2026)
Ave Maria Undiscovered Fund	6.70%
S&P 500® Index	4.26%
S&P SmallCap 600® Index	8.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEUX-undiscovered.php for updated performance information.

Fund Statistics

  Net Assets$8,192,766
  Number of Portfolio Holdings61
  Total Expense Ratio1.25%
  Advisory Fee (net of waivers) $0
  Portfolio turnover (since inception)0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	93.3%
Money Market Funds	6.7%

Portfolio Managers

Ryan M. Kuyawa, CFA

Sean C. Gaffney, CFA

James T. Peregoy, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Middleby Corporation (The)	3.8%
Builders FirstSource, Inc.	2.0%
Interparfums, Inc.	2.0%
RLI Corporation	2.0%
StandardAero, Inc.	2.0%
MSA Safety, Inc.	1.9%
Climb Global Solutions, Inc.	1.9%
Stevanato Group S.p.A.	1.9%
Liquidity Services, Inc.	1.9%
Hingham Institution for Savings (The)	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	1.6%
Real Estate	4.7%
Consumer Staples	5.4%
Money Market Funds	6.8%
Financials	8.9%
Materials	9.0%
Technology	9.6%
Consumer Discretionary	13.0%
Health Care	13.8%
Industrials	27.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Undiscovered Fund (AVEUX)

TSR-SAR 063026-AVEUX

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Value Fund

(AVEMX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$49	0.92%

How did the Fund perform during the reporting period?

The Ave Maria Value Fund (“the Fund”) had a total return of 12.79% for the six months ended June 30, 2026, compared to the total return of 17.34% for the S&P MidCap 400® Index.

The Fund’s main contributors to performance included TD SYNNEX Corporation (+72%), WaterBridge Infrastructure, LLC (+70%), LandBridge Company, LLC (+62%), and Texas Pacific Land Corporation (+53%). The main detractors from performance included Roper Technologies, Inc. (-26%), Mirion Technologies, Inc. (-25%), Intercontinental Exchange, Inc. (-23%), and Brown & Brown, Inc. (-16%).

The Fund owns a diversified portfolio of 32 companies, across a broad array of industries, with an emphasis on industrials, energy, oil/natural gas/water royalties, and real estate.  Texas Pacific Land Corporation, TD SYNNEX Corporation, and WaterBridge Infrastructure, LLC remain the three largest holdings in the Fund at 16.3%, 5.9%, and 5.6% of net assets, respectively.  The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Fund - $29,387
S&P 500® Index - $42,271
S&P MidCap 400® Index - $30,101
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,822	$11,790	$11,857
Jun-2018	$13,702	$13,484	$13,458
Jun-2019	$14,351	$14,889	$13,641
Jun-2020	$12,069	$16,006	$12,728
Jun-2021	$18,919	$22,536	$19,503
Jun-2022	$17,481	$20,144	$16,648
Jun-2023	$19,407	$24,091	$19,580
Jun-2024	$21,955	$30,006	$22,238
Jun-2025	$26,692	$34,556	$23,912
Jun-2026	$29,387	$42,271	$30,101

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	12.79%	10.10%	9.21%	11.38%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
S&P MidCap 400® Index	17.34%	25.89%	9.07%	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

Fund Statistics

  Net Assets$536,971,188
  Number of Portfolio Holdings34
  Total Expense Ratio0.92%
  Advisory Fee $1,947,510
  Portfolio turnover (six months)13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	90.8%
Money Market Funds	9.2%

Portfolio Managers

Timothy S. Schwartz, CFA

Ryan M. Kuyawa, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	16.3%
TD SYNNEX Corporation	5.9%
WaterBridge Infrastructure, LLC - Class A	5.6%
LandBridge Company, LLC - Class A	5.6%
Hingham Institution for Savings (The)	4.6%
Permian Basin Royalty Trust	3.9%
VeriSign, Inc.	3.8%
Wheaton Precious Metals Corporation	3.7%
Expand Energy Corporation	3.4%
Brown & Brown, Inc.	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	3.8%
Health Care	3.9%
Utilities	5.6%
Consumer Discretionary	5.9%
Materials	6.4%
Technology	8.1%
Money Market Funds	9.2%
Financials	9.3%
Energy	9.8%
Industrials	14.0%
Real Estate	24.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Value Fund (AVEMX)

TSR-SAR 063026-AVEMX

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria World Equity Fund

(AVEWX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$56	1.05%

How did the Fund perform during the reporting period?

The Ave Maria World Equity Fund (the “Fund”) had a total return of 14.43% for the six months ended June 30, 2026, compared to the total return of 11.25% for the MSCI ACWI Index.

Large global markets posted widespread gains in U.S. dollar terms during the first six months of 2026. Leading the rally was the MSCI AC Asia ex Japan Index – which comprises nearly 1000 large and mid-cap stocks – delivering a staggering total return of 26.34%. Meanwhile, the S&P 500® Index advanced 10.21%, outpacing the S&P Europe 350, which generated an 8.10% return across its 350 blue-chip companies spanning 16 developed nations.

Top contributors to performance during the six months of 2026 included Tasmea Ltd. up 140.4%, Comfort Systems USA, Inc. up 112.56% and Hammond Power Solutions, Inc. up 110.88%.

Bottom contributors to performance included Nintendo Company Ltd. down 36.72%, SAP SE down 36.35% and GFL Environmental, Inc. down 14.27%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria World Equity Fund - $24,502
MSCI ACWI Index - $33,301
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria World Equity Fund	MSCI ACWI Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,647	$11,879
Jun-2018	$12,437	$13,153
Jun-2019	$13,645	$13,908
Jun-2020	$12,195	$14,202
Jun-2021	$16,253	$19,778
Jun-2022	$14,097	$16,663
Jun-2023	$17,066	$19,417
Jun-2024	$18,879	$23,179
Jun-2025	$21,525	$26,927
Jun-2026	$24,502	$33,301

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	14.43%	13.83%	8.56%	9.38%
MSCI ACWI Index	11.25%	23.67%	10.98%	12.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

Portfolio Managers

Anthony W. Gennaro Jr., CFA, CPA

Sean C. Gaffney, CFA

Fund Statistics

Table Summary
Net Assets	$155,629,249
Number of Portfolio Holdings	49
Total Expense Ratio	1.05%
Advisory Fee	$529,146
Portfolio turnover (six months)	15%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
33.8%
Technology
19.2%
Financials
14.2%
Consumer Discretionary
9.2%
Health Care
7.7%
Energy
4.3%
Materials
4.0%
Utilities
3.6%
Money Market Funds
1.5%
Real Estate
1.4%
Communications
1.2%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.2%
Real Estate	1.4%
Money Market Funds	1.5%
Utilities	3.6%
Materials	4.0%
Energy	4.3%
Health Care	7.7%
Consumer Discretionary	9.2%
Financials	14.2%
Technology	19.2%
Industrials	33.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.4%
Hammond Power Solutions, Inc. - Class A	6.2%
Comfort Systems USA, Inc.	5.7%
SharkNinja, Inc.	5.0%
Eaton Corporation plc	4.3%
ASML Holding N.V.	4.2%
Mastercard, Inc. - Class A	3.3%
Hinge Health, Inc. - Class A	3.1%
Tasmea Ltd.	3.0%
NVIDIA Corporation	2.7%

Country Weighting (% of net assets)

Other Countries
18.1%
United States
32.5%
Canada
10.4%
Taiwan
6.4%
Ireland
6.0%
Japan
4.9%
Australia
4.7%
Brazil
4.7%
United Kingdom
4.4%
Netherlands
4.2%
Poland
3.8%

Table Summary
Value	Value
Poland	3.8%
Netherlands	4.2%
United Kingdom	4.4%
Brazil	4.7%
Australia	4.7%
Japan	4.9%
Ireland	6.0%
Taiwan	6.4%
Canada	10.4%
United States	32.5%
Other Countries	18.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria World Equity Fund (AVEWX)

TSR-SAR 063026-AVEWX

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Growth Focused Fund

(AVEAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$59	1.12%

How did the Fund perform during the reporting period?

The Ave Maria Growth Focused Fund (“the Fund”) had a total return of 14.04% for the first six months of the year ended June 30, 2026, compared to the total return of the S&P MidCap 400® Growth Index at 21.57% and the S&P 500® Index at 10.21%.

The Fund’s main contributors to performance during the 6-month period included WaterBridge Infrastructure, LLC (+72%), LandBridge Company LLC (+63%), Texas Pacific Land Corporation (+53%), and Secure Waste Infrastructure Corporation (+28%). The main detractors from performance during the 6-month period included TIC Solutions, Inc. (-20%), Apollo Global Management, Inc. (-18%), GFL Environmental, Inc. (-14%), and Brookfield Asset Management (-13%).

At quarter end, the Fund owned a concentrated portfolio of 17 companies across a broad array of industries, market capitalizations, and geographies. APi Group Corporation, WaterBridge Infrastructure, LLC, and LandBridge Company, LLC were the three largest holdings in the Fund at 20.1%, 15.3%, and 7.0% of assets, respectively. The Fund continues to be managed with a focus on companies that can grow their per-share economic earnings over a long period of time, while privileging companies with durable and forecastable earnings, that have an economic moat, and that generate high returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Growth Focused Fund - $19,169
S&P 500® Index - $29,028
S&P MidCap 400® Growth Index - $25,301
$30,000
$20,000
$10,000
$0
May-2020
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Jun-2020	$10,630	$10,992	$11,393
Jun-2021	$14,598	$15,476	$16,568
Jun-2022	$10,628	$13,833	$13,172
Jun-2023	$12,863	$16,543	$15,703
Jun-2024	$13,734	$20,606	$18,659
Jun-2025	$17,700	$23,730	$19,461
Jun-2026	$19,169	$29,028	$25,301

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	14.04%	8.30%	5.60%	11.13%
S&P 500® Index	10.21%	22.32%	13.41%	18.87%
S&P MidCap 400® Growth Index	21.57%	30.01%	8.84%	16.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Fund Statistics

  Net Assets$82,947,054
  Number of Portfolio Holdings18
  Total Expense Ratio1.12%
  Advisory Fee $281,901
  Portfolio turnover (six months)21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Portfolio Managers

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
APi Group Corporation	20.1%
WaterBridge Infrastructure, LLC - Class A	15.3%
LandBridge Company, LLC - Class A	7.0%
eDreams ODIGEO S.A.	6.7%
Texas Pacific Land Corporation	5.6%
SigmaRoc plc	5.1%
GFL Environmental, Inc.	5.1%
EagleRock Land, LLC - Class A	4.8%
Secure Waste Infrastructure Corporation	4.8%
Brookfield Corporation	4.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Energy	4.8%
Technology	4.9%
Communications	6.7%
Materials	7.5%
Real Estate	12.6%
Financials	17.5%
Utilities	20.1%
Industrials	25.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-AVEAX

Ave Maria Growth Focused Fund (AVEAX)

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Value Focused Fund

(AVERX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$56	1.03%

How did the Fund perform during the reporting period?

The Ave Maria Value Focused Fund (“the Fund”) had a total return of 18.95% for the six months ended June 30, 2026, compared to the total return of 10.89% for the S&P Composite 1500® Index.

The Fund’s main contributors to performance included Intel Corporation (+123%), WaterBridge Infrastructure, LLC (+72%), LandBridge Company, LLC (+62%), and Texas Pacific Land Corporation (+54%). The main detractors from performance included Zoetis, Inc. (-48%), Accenture plc (-43%), Shift4 Payments, Inc. (-23%), and Domino’s Pizza, Inc. (-18%).

The Fund owns a diversified portfolio of 32 companies, across a broad array of industries, with an emphasis on industrials, energy, oil/natural gas/water royalties, and real estate.  Texas Pacific Land Corporation, LandBridge Company, LLC, and WaterBridge Infrastructure, LLC remain the three largest holdings in the Fund at 18.6%, 10.1%, and 8.8% of net assets, respectively.  The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Focused Fund - $42,706
S&P 500® Index - $42,271
S&P Composite 1500® Index - $41,078
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,125	$11,790	$11,809
Jun-2018	$13,209	$13,484	$13,521
Jun-2019	$12,958	$14,889	$14,780
Jun-2020	$12,599	$16,006	$15,679
Jun-2021	$20,873	$22,536	$22,283
Jun-2022	$19,931	$20,144	$19,828
Jun-2023	$22,247	$24,091	$23,643
Jun-2024	$27,337	$30,006	$29,204
Jun-2025	$35,251	$34,556	$33,432
Jun-2026	$42,706	$42,271	$41,078

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	18.95%	21.15%	15.39%	15.62%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
S&P Composite 1500® Index	10.89%	22.87%	13.01%	15.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.

Fund Statistics

  Net Assets$126,644,836
  Number of Portfolio Holdings34
  Total Expense Ratio1.03%
  Advisory Fee $407,915
  Portfolio turnover (six months)36%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	93.3%
Money Market Funds	6.7%

Portfolio Managers

Timothy S. Schwartz, CFA

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	18.6%
LandBridge Company, LLC - Class A	10.1%
WaterBridge Infrastructure, LLC - Class A	8.8%
Chevron Corporation	5.4%
Expand Energy Corporation	4.0%
Intel Corporation	3.9%
VeriSign, Inc.	3.3%
Intercontinental Exchange, Inc.	3.1%
Occidental Petroleum Corporation	2.7%
Wheaton Precious Metals Corporation	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Health Care	1.0%
Industrials	2.2%
Communications	3.3%
Money Market Funds	6.7%
Consumer Discretionary	7.1%
Financials	7.5%
Technology	7.9%
Materials	8.2%
Utilities	8.8%
Energy	17.1%
Real Estate	30.3%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-AVERX

Ave Maria Value Focused Fund (AVERX)

Semi-Annual Shareholder Report - June 30, 2026

Ave Maria Bond Fund

(AVEFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$20	0.41%

How did the Fund perform during the reporting period?

For the first six months of 2026, the Fund had a total return of 1.34%. The Fund's exposure to dividend-paying common stocks contributed to its outperformance versus the benchmarks listed below during the first half of the year. Notable performers include Texas Instruments, Inc. (semiconductor devices), Texas Pacific Land Corporation (royalty income – oil & gas), and Fastenal Company (industrial wholesale & rental), which increased by 74%, 53%, and 21%, respectively. Detractors to performance included the common stocks of Accenture plc (IT services), F&G Annuities & Life, Inc. (life insurance), and Broadridge Financial Solutions, Inc. (financial services), which decreased by -46%, -17%, and -13%, respectively.

Interest rates moved higher across much of the Treasury curve during the first six months of the year, with the most pronounced increases occurring in the intermediate portion of the curve. Markets continued to weigh the effects of persistent inflation, tariff-related cost pressures, geopolitical uncertainty, and the long-term implications of sustained deficit spending out of Washington.

Corporate bond spreads widened during the first quarter but retraced much of that move and ended the first half of the year slightly tighter than where they began, near historically low levels. This environment calls for continued caution when considering additional credit exposure, with a focus on higher-quality issuers that have durable cash flows, strong balance sheets, and the resilience to withstand a less favorable economic environment.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Bond Fund - $14,476
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,097
Bloomberg U.S. Aggregate Bond Index - $11,656
$15,000
$10,000
$5,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,218	$9,979	$9,969
Jun-2018	$10,442	$9,921	$9,929
Jun-2019	$11,042	$10,609	$10,710
Jun-2020	$11,402	$11,364	$11,646
Jun-2021	$12,567	$11,385	$11,607
Jun-2022	$11,928	$10,556	$10,413
Jun-2023	$12,288	$10,546	$10,315
Jun-2024	$13,120	$10,989	$10,587
Jun-2025	$13,996	$11,729	$11,230
Jun-2026	$14,476	$12,097	$11,656

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	1.34%	3.43%	2.87%	3.77%
Bloomberg Intermediate U.S. Government/Credit Bond Index	0.40%	3.14%	1.22%	1.92%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

Fund Statistics

  Net Assets$797,385,317
  Number of Portfolio Holdings178
  Total Expense Ratio0.41%
  Advisory Fee $994,218
  Portfolio turnover (six months)18%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.3%
Corporate Bonds	43.6%
Money Market Funds	2.3%
U.S. Government & Agencies	35.8%

Portfolio Managers

Brandon S. Scheitler

James T. Peregoy, CFA

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.9%
Texas Instruments, Inc.	1.8%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/31	1.5%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 07/15/31	1.4%
Truist Financial Corporation	1.4%
Exxon Mobil Corporation	1.4%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/32	1.4%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.3%
U.S. Treasury Inflation-Protected Notes, 1.125%, due 01/15/33	1.3%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	0.6%
Health Care	1.4%
Real Estate	2.0%
Money Market	2.3%
Materials	3.6%
Energy	4.9%
Technology	8.1%
Consumer Staples	8.2%
Consumer Discretionary	8.1%
Industrials	11.5%
Financials	13.2%
U.S. Treasury Obligations	35.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports.php), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-AVEFX

Ave Maria Bond Fund (AVEFX)

Semi-Annual Shareholder Report - June 30, 2026

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AVE MARIA
MUTUAL FUNDS

UNAUDITED

Financial Statements

June 30, 2026

Ave Maria Growth Fund - **AVEGX**
Ave Maria Rising Dividend Fund - **AVEDX**
Ave Maria Undiscovered Fund – **AVEUX**
Ave Maria Value Fund – **AVEMX**
Ave Maria World Equity Fund – **AVEWX**
Ave Maria Growth Focused Fund – **AVEAX**
Ave Maria Value Focused Fund – **AVERX**
Ave Maria Bond Fund – **AVEFX**

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Schedule of Investments
Ave Maria Growth Fund	1
Ave Maria Rising Dividend Fund	4
Ave Maria Undiscovered Fund	7
Ave Maria Value Fund	11
Ave Maria World Equity Fund	14
Summary of Common Stocks by Country	18
Ave Maria Growth Focused Fund	19
Ave Maria Value Focused Fund	21
Ave Maria Bond Fund	24
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets
Ave Maria Growth Fund	38
Ave Maria Rising Dividend Fund	39
Ave Maria Undiscovered Fund	40
Ave Maria Value Fund	41
Ave Maria World Equity Fund	42
Ave Maria Growth Focused Fund	43
Ave Maria Value Focused Fund	44
Ave Maria Bond Fund	45
Financial Highlights
Ave Maria Growth Fund	46
Ave Maria Rising Dividend Fund	47
Ave Maria Undiscovered Fund	48
Ave Maria Value Fund	49
Ave Maria World Equity Fund	50
Ave Maria Growth Focused Fund	51
Ave Maria Value Focused Fund	52
Ave Maria Bond Fund	53
Notes to Financial Statements	54
Additional Information	67

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds’ website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Growth Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS — 95.6%	Shares	Fair Value
Communications — 3.8%
Internet Media & Services — 3.8%
VeriSign, Inc.	190,000	$47,796,400

Consumer Discretionary — 12.6%
Automotive — 1.9%
XPEL, Inc. *	485,000	24,056,000

Home & Office Products — 3.6%
SharkNinja, Inc. *	295,000	44,919,650

Retail - Discretionary — 7.1%
Lowe’s Companies, Inc.	131,000	28,884,190
O’Reilly Automotive, Inc. *	665,000	61,239,850
		90,124,040
Energy — 1.6%
Oil & Gas Producers — 1.6%
Expand Energy Corporation	220,000	20,061,800

Financials — 13.1%
Specialty Finance — 13.1%
Broadridge Financial Solutions, Inc.	115,000	15,749,250
Mastercard, Inc. - Class A	117,000	60,091,200
Moody’s Corporation	70,000	31,704,400
S&P Global, Inc.	144,000	58,645,440
		166,190,290
Health Care — 1.0%
Health Care Facilities & Services — 1.0%
IQVIA Holdings, Inc. *	64,000	12,366,080

Industrials — 16.1%
Aerospace & Defense — 5.7%
HEICO Corporation - Class A	278,590	71,851,147

Commercial Support Services — 1.5%
GFL Environmental, Inc.	525,000	19,314,750

Industrial Support Services — 8.9%
APi Group Corporation *	1,442,500	61,089,875
RB Global, Inc.	445,000	51,820,250
		112,910,125
Materials — 2.7%
Containers & Packaging — 2.7%
AptarGroup, Inc.	270,000	33,804,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.6% (Continued)	Shares	Fair Value
Real Estate — 0.6%
Real Estate Owners & Developers — 0.6%
Texas Pacific Land Corporation	18,000	$7,877,520

Technology — 44.1%
Semiconductors — 38.3%
BE Semiconductor Industries N.V.	92,000	30,372,685
Entegris, Inc.	180,000	32,374,800
Intel Corporation *	350,000	48,870,500
NVIDIA Corporation	550,000	110,049,500
Rambus, Inc. *	50,000	6,637,000
Silicon Motion Technology Corporation - ADR	270,000	89,999,100
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	138,000	65,904,660
Texas Instruments, Inc.	240,000	71,536,800
Tower Semiconductor Ltd. *	110,000	28,670,400
		484,415,445
Software — 3.7%
BlackLine, Inc. *	175,000	4,912,250
Roper Technologies, Inc.	106,500	36,038,535
Synopsys, Inc. *	13,596	6,064,768
		47,015,553
Technology Services — 2.1%
MSCI, Inc.	20,000	11,200,800
Shift4 Payments, Inc. - Class A *	324,941	15,805,130
		27,005,930

Total Common Stocks (Cost $608,915,170)		$1,209,708,730

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 4.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a) (Cost $57,679,278)	57,679,278	$57,679,278

Total Investments at Fair Value — 100.2% (Cost $666,594,448)		$1,267,388,008

Liabilities in Excess of Other Assets — (0.2%)		(2,022,687)

Net Assets — 100.0%		$1,265,365,321

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria Rising Dividend Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS — 98.9%	Shares	Fair Value
Communications — 4.3%
Internet Media & Services — 4.3%
Booking Holdings, Inc.	100,000	$17,824,000
VeriSign, Inc.	80,000	20,124,800
		37,948,800
Consumer Discretionary — 18.3%
Home & Office Products — 2.6%
SharkNinja, Inc. *	150,000	22,840,500

Leisure Facilities & Services — 3.0%
Domino’s Pizza, Inc.	90,000	26,643,600

Retail - Discretionary — 10.2%
Genuine Parts Company	250,000	29,495,000
Lowe’s Companies, Inc.	135,000	29,766,150
TJX Companies, Inc. (The)	200,000	30,300,000
		89,561,150
Wholesale - Discretionary — 2.5%
Pool Corporation	100,000	21,490,000

Consumer Staples — 3.8%
Beverages — 3.8%
Coca-Cola Europacific Partners plc	330,000	33,023,100

Energy — 7.6%
Oil & Gas Producers — 7.6%
Chevron Corporation	190,000	31,494,400
Diamondback Energy, Inc.	200,000	35,156,000
		66,650,400
Financials — 16.7%
Insurance — 4.2%
Arch Capital Group Ltd. *	130,000	12,617,800
Brown & Brown, Inc.	375,000	24,056,250
		36,674,050
Specialty Finance — 12.5%
Broadridge Financial Solutions, Inc.	150,000	20,542,500
Mastercard, Inc. - Class A	55,000	28,248,000
Moody’s Corporation	80,000	36,233,600
S&P Global, Inc.	60,000	24,435,600
		109,459,700
Health Care — 2.3%
Health Care Facilities & Services — 2.3%
Quest Diagnostics, Inc.	95,000	20,135,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.9% (Continued)	Shares	Fair Value
Industrials — 18.5%
Aerospace & Defense — 10.3%
HEICO Corporation - Class A	125,000	$32,238,750
L3Harris Technologies, Inc.	120,000	34,870,800
Lockheed Martin Corporation	45,000	22,925,700
		90,035,250
Electrical Equipment — 2.5%
A.O. Smith Corporation	350,000	21,952,000

Industrial Support Services — 3.8%
Fastenal Company	700,000	33,621,000

Machinery — 1.9%
ESAB Corporation	170,000	16,767,100

Materials — 4.7%
Construction Materials — 3.3%
Carlisle Companies, Inc.	80,000	29,020,000

Containers & Packaging — 1.4%
AptarGroup, Inc.	100,000	12,520,000

Real Estate — 5.0%
Real Estate Owners & Developers — 5.0%
Texas Pacific Land Corporation	100,000	43,764,000

Technology — 17.7%
Semiconductors — 13.7%
NVIDIA Corporation	120,000	24,010,800
Rambus, Inc. *	50,000	6,637,000
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	75,000	35,817,750
Texas Instruments, Inc.	180,000	53,652,600
		120,118,150
Software — 2.4%
Roper Technologies, Inc.	62,000	20,980,180

Technology Services — 1.6%
Automatic Data Processing, Inc.	45,000	10,077,750
Shift4 Payments, Inc. - Class A *	75,000	3,648,000
		13,725,750

Total Common Stocks (Cost $579,401,178)		$866,929,980

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a) (Cost $10,894,099)	10,894,099	$10,894,099

Total Investments at Fair Value — 100.1% (Cost $590,295,277)		$877,824,079

Liabilities in Excess of Other Assets — (0.1%)		(1,250,266)

Net Assets — 100.0%		$876,573,813

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria Undiscovered Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS — 93.4%	Shares	Fair Value
Consumer Discretionary — 13.0%
Automotive — 3.0%
Dorman Products, Inc. *	915	$124,852
XPEL, Inc. *	2,485	123,256
		248,108
E-Commerce Discretionary — 1.9%
Liquidity Services, Inc. *	3,900	152,568

Leisure Facilities & Services — 3.2%
First Watch Restaurant Group, Inc. *	10,975	141,468
OneSpaWorld Holdings Ltd.	4,265	120,443
		261,911
Leisure Products — 1.4%
YETI Holdings, Inc. *	2,320	114,979

Retail - Discretionary — 3.2%
ContextLogic Holdings, Inc. *	15,970	142,133
Winmark Corporation	280	118,463
		260,596
Wholesale - Discretionary — 0.3%
Pool Corporation	110	23,639

Consumer Staples — 5.4%
Beverages — 1.6%
Primo Water Corporation	5,540	135,398

Food — 0.3%
Armanino Foods of Distinction, Inc. *	2,500	25,875

Personal Products — 2.0%
Interparfums, Inc.	1,460	163,316

Retail - Consumer Staples — 1.5%
Sprouts Farmers Market, Inc. *	1,425	120,526

Financials — 8.9%
Banking — 3.7%
Chain Bridge Bancorp, Inc. *	3,590	150,959
Hingham Institution for Savings (The)	495	152,039
		302,998

AVE MARIA UNDISCOVERED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.4% (Continued)	Shares	Fair Value
Financials — 8.9% (Continued)
Insurance — 5.2%
Hagerty Inc. - Class A *	9,935	$118,425
International General Insurance Holdings Ltd.	5,750	150,478
RLI Corporation	2,730	161,261
		430,164
Health Care — 13.8%
Biotech & Pharma — 1.6%
Medpace Holdings, Inc. *	245	129,749

Health Care Facilities & Services — 0.6%
Lumexa Imaging Holdings, Inc. *	4,400	49,632

Medical Equipment & Devices — 11.6%
Axogen, Inc. *	2,370	109,471
Bioventus, Inc. *	12,580	118,755
Hinge Health, Inc. - Class A *	1,800	149,400
ICU Medical, Inc. *	935	137,071
LeMaitre Vascular, Inc.	1,245	119,470
Mirion Technologies, Inc. *	6,610	118,517
Neogen Corporation *	5,300	47,647
Stevanato Group S.p.A.	8,470	153,053
		953,384
Industrials — 27.4%
Aerospace & Defense — 2.0%
StandardAero, Inc. *	5,390	161,215

Commercial Services — 1.4%
Karooooo Ltd.	2,390	117,970

Commercial Support Services — 1.5%
Distribution Solutions Group, Inc. *	4,515	123,485

Electrical Equipment — 0.7%
A.O. Smith Corporation	950	59,584

Engineering & Construction — 4.9%
Exponent, Inc.	2,520	148,075
Limbach Holdings, Inc. *	1,490	114,730
Worthington Enterprises, Inc.	2,565	137,895
		400,700

AVE MARIA UNDISCOVERED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.4% (Continued)	Shares	Fair Value
Industrials — 27.4% (Continued)
Machinery — 14.9%
Alliance Laundry Holdings, Inc. *	5,695	$151,031
CSW Industrials, Inc.	535	148,891
Enerpac Tool Group Corporation	4,110	147,385
ESAB Corporation	1,530	150,904
Kadant, Inc.	480	150,830
Middleby Corporation (The) *	1,820	313,058
MSA Safety, Inc.	910	158,868
		1,220,967
Materials & Construction — 2.0%
Builders FirstSource, Inc. *	1,835	164,196

Materials — 9.0%
Chemicals — 3.0%
Hawkins, Inc.	755	107,285
Sensient Technologies Corporation	1,095	135,003
		242,288
Construction Materials — 4.6%
Eagle Materials, Inc.	530	119,250
Knife River Corporation *	1,380	115,437
United States Lime & Minerals, Inc.	1,365	142,875
		377,562
Containers & Packaging — 1.4%
AptarGroup, Inc.	950	118,940

Real Estate — 4.7%
Multi-Asset Class Owners & Developers — 1.8%
LandBridge Company, LLC - Class A	1,825	144,613

Real Estate Services — 2.9%
Colliers International Group, Inc.	1,240	116,300
FirstService Corporation	845	120,083
		236,383
Technology — 9.6%
Software — 8.4%
Agilysys, Inc. *	1,430	149,435
Climb Global Solutions, Inc.	6,750	156,668
Descartes Systems Group, Inc. (The) *	2,180	150,943
Dolby Laboratories, Inc. - Class A	2,250	118,305
Red Violet, Inc. *	1,810	115,333
		690,684

AVE MARIA UNDISCOVERED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.4% (Continued)	Shares	Fair Value
Technology — 9.6% (Continued)
Technology Services — 1.2%
MarketAxess Holdings, Inc.	835	$94,764

Utilities — 1.6%
Gas & Water Utilities — 1.6%
WaterBridge Infrastructure, LLC - Class A	3,760	128,855

Total Common Stocks (Cost $7,168,376)		$7,655,049

MONEY MARKET FUNDS — 6.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a)	404,852	$404,852
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.52% (a)	147,605	147,605
Total Money Market Funds (Cost $552,457)		$552,457

Total Investments at Fair Value — 100.2% (Cost $7,720,833)		$8,207,506

Liabilities in Excess of Other Assets — (0.2%)		(14,740)

Net Assets — 100.0%		$8,192,766

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria Value Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS — 90.9%	Shares	Fair Value
Communications — 3.8%
Internet Media & Services — 3.8%
VeriSign, Inc.	80,500	$20,250,580

Consumer Discretionary — 5.9%
Automotive — 2.6%
XPEL, Inc. *	279,455	13,860,968

Leisure Products — 1.2%
YETI Holdings, Inc. *	138,000	6,839,280

Retail - Discretionary — 2.1%
Winmark Corporation	26,600	11,253,928

Energy — 9.8%
Oil & Gas Producers — 8.1%
EagleRock Land, LLC - Class A *	200,000	4,250,000
Expand Energy Corporation	200,500	18,283,595
Permian Basin Royalty Trust	830,219	20,788,684
		43,322,279
Oil & Gas Services & Equipment — 1.7%
SLB Ltd.	200,000	9,298,000

Financials — 9.3%
Banking — 4.6%
Hingham Institution for Savings (The)	81,087	24,905,872

Institutional Financial Services — 1.8%
Intercontinental Exchange, Inc.	77,000	9,479,470

Insurance — 2.9%
Brown & Brown, Inc.	243,650	15,630,148

Health Care — 3.9%
Medical Equipment & Devices — 3.9%
Alcon, Inc.	76,000	5,099,600
Mirion Technologies, Inc. *	465,000	8,337,450
Stevanato Group S.p.A.	425,000	7,679,750
		21,116,800
Industrials — 14.0%
Aerospace & Defense — 3.7%
HEICO Corporation - Class A	40,000	10,316,400
StandardAero, Inc. *	325,000	9,720,750
		20,037,150

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 90.9% (Continued)	Shares	Fair Value
Industrials — 14.0% (Continued)
Commercial Support Services — 1.6%
Distribution Solutions Group, Inc. *	312,532	$8,547,750

Electrical Equipment — 3.7%
A.O. Smith Corporation	146,600	9,194,752
Allegion plc	76,000	10,677,240
		19,871,992
Industrial Intermediate Products — 2.3%
Armstrong World Industries, Inc.	78,000	12,512,760

Machinery — 1.4%
CSW Industrials, Inc.	26,000	7,235,800

Materials & Construction — 1.3%
Builders FirstSource, Inc. *	75,000	6,711,000

Materials — 6.4%
Metals & Mining — 6.4%
Franco-Nevada Corporation	70,000	14,590,800
Wheaton Precious Metals Corporation	175,000	19,656,000
		34,246,800
Real Estate — 24.1%
Multi-Asset Class Owners & Developers — 5.6%
LandBridge Company, LLC - Class A	379,895	30,102,880

Real Estate Owners & Developers — 18.5%
St. Joe Company (The)	191,800	12,012,434
Texas Pacific Land Corporation	199,500	87,309,180
		99,321,614
Technology — 8.1%
Software — 1.2%
Roper Technologies, Inc.	18,900	6,395,571

Technology Services — 6.9%
Jack Henry & Associates, Inc.	25,000	3,443,500
Shift4 Payments, Inc. - Class A *	30,000	1,459,200
TD SYNNEX Corporation	119,500	31,947,130
		36,849,830

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 90.9% (Continued)	Shares	Fair Value
Utilities — 5.6%
Gas & Water Utilities — 5.6%
WaterBridge Infrastructure, LLC - Class A	883,556	$30,279,464

Total Common Stocks (Cost $270,008,439)		$488,069,936

MONEY MARKET FUNDS — 9.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a)	26,349,796	$26,349,796
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.52% (a)	23,148,503	23,148,503
Total Money Market Funds (Cost $49,498,299)		$49,498,299

Total Investments at Fair Value — 100.1% (Cost $319,506,738)		$537,568,235

Liabilities in Excess of Other Assets — (0.1%)		(597,047)

Net Assets — 100.0%		$536,971,188

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria World Equity Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS — 98.6%	Shares	Fair Value
Communications — 1.2%
Entertainment Content — 1.2%
Nintendo Company Ltd.	45,000	$1,891,952

Consumer Discretionary — 9.2%
Home & Office Products — 5.0%
SharkNinja, Inc. *	50,700	7,720,089

Leisure Facilities & Services — 1.4%
Alsea S.A.B. de C.V.	857,120	2,244,617

Leisure Products — 0.8%
MIPS AB	49,150	1,309,025

Retail - Discretionary — 2.0%
Auto Partner S.A.	455,506	3,043,618

Energy — 4.3%
Oil & Gas Producers — 4.3%
Canadian Natural Resources Ltd.	15,000	593,695
Diamondback Energy, Inc.	6,500	1,142,570
Permian Resources Corporation - Class A	120,500	2,218,405
Vista Energy S.A.B. de C.V. - ADR *	44,500	2,839,100
		6,793,770
Financials — 14.2%
Banking — 1.7%
HDFC Bank Ltd. - ADR	100,100	2,585,583

Institutional Financial Services — 4.2%
AJ Bell plc	341,700	2,775,195
Nu Holdings Ltd. - Class A *	277,000	3,700,720
		6,475,915
Insurance — 1.6%
F&G Annuities & Life, Inc.	96,384	2,562,850

Specialty Finance — 6.7%
dLocal Ltd.	207,200	2,692,564
Mastercard, Inc. - Class A	10,000	5,136,000
S&P Global, Inc.	6,400	2,606,464
		10,435,028

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Fair Value
Health Care — 7.7%
Medical Equipment & Devices — 7.7%
Dynavox Group A.B.	150,000	$908,613
Hinge Health, Inc. - Class A *	59,000	4,897,000
Medistim ASA	60,019	1,388,679
Mirion Technologies, Inc. *	77,300	1,385,989
Phreesia, Inc. *	78,700	809,823
Stevanato Group S.p.A.	141,281	2,552,948
		11,943,052
Industrials — 33.8%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	11,500	3,091,890
StandardAero, Inc. *	60,000	1,794,600
		4,886,490
Commercial Services — 2.5%
Karooooo Ltd.	78,365	3,868,097

Commercial Support Services — 5.4%
Edenred SE	70,500	1,811,655
GFL Environmental, Inc.	106,300	3,910,777
Mader Group Ltd.	492,087	2,698,240
		8,420,672
Diversified Industrials — 4.3%
Eaton Corporation plc	15,700	6,690,084

Electrical Equipment — 7.9%
Hammond Power Solutions, Inc. - Class A	39,200	9,599,148
TE Connectivity plc	13,200	2,661,252
		12,260,400
Engineering & Construction — 8.7%
Comfort Systems USA, Inc.	4,500	8,918,775
Tasmea Ltd.	707,127	4,651,093
		13,569,868
Transportation & Logistics — 1.8%
InPost S.A. *	162,000	2,853,958

Materials — 4.0%
Chemicals — 2.1%
KeePer Technical Laboratory Company Ltd.	88,300	1,480,913
Shin-Etsu Chemical Company Ltd.	41,700	1,817,827
		3,298,740
Construction Materials — 1.9%
SigmaRoc plc *	1,730,489	2,936,724

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.6% (Continued)	Shares	Fair Value
Real Estate — 1.4%
Real Estate Services — 1.4%
FirstService Corporation	15,000	$2,131,650

Technology — 19.2%
Semiconductors — 13.3%
ASML Holding N.V.	3,300	6,532,319
NVIDIA Corporation	21,000	4,201,890
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	10,028,970
		20,763,179
Software — 4.6%
Alfa Financial Software Holdings plc	525,000	1,076,616
Avant Group Corporation	153,500	1,031,972
OBIC Business Consultants Company Ltd.	34,200	1,284,296
SAP SE	24,600	3,790,733
		7,183,617
Technology Hardware — 1.3%
NORBIT ASA	115,500	1,979,638

Utilities — 3.6%
Gas & Water Utilities — 3.6%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	630,635	3,645,070
WaterBridge Infrastructure, LLC - Class A	57,000	1,953,390
		5,598,460

Total Common Stocks (Cost $98,477,993)		$153,447,076

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.5%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a) (Cost $2,302,296)	2,302,296	$2,302,296

Total Investments at Fair Value — 100.1% (Cost $100,780,289)		$155,749,372

Liabilities in Excess of Other Assets — (0.1%)		(120,123)

Net Assets — 100.0%		$155,629,249

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2026 (Unaudited)

Country	Value	% of Net Assets
United States **	$48,439,735	31.1%
Canada	16,235,270	10.4%
Taiwan	10,028,970	6.4%
Ireland	9,351,336	6.0%
Japan	7,506,960	4.8%
Australia	7,349,333	4.7%
Brazil	7,345,790	4.7%
United Kingdom	6,788,535	4.4%
Netherlands	6,532,319	4.2%
Poland	5,897,576	3.8%
Mexico	5,083,717	3.3%
Singapore	3,868,097	2.5%
Germany	3,790,733	2.4%
Norway	3,368,317	2.2%
Uruguay	2,692,564	1.7%
India	2,585,583	1.7%
Italy	2,552,948	1.7%
Sweden	2,217,638	1.4%
France	1,811,655	1.2%
	$153,447,076	98.6%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenue or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Growth Focused Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS — 99.3%	Shares	Fair Value
Communications — 6.7%
Internet Media & Services — 6.7%
eDreams ODIGEO S.A. *	1,033,548	$5,555,607

Energy — 4.8%
Oil & Gas Producers — 4.8%
EagleRock Land, LLC - Class A *	188,777	4,011,511

Financials — 17.5%
Asset Management — 17.5%
Apollo Global Management, Inc.	26,980	3,192,004
Brookfield Corporation	91,219	3,885,017
Brookfield Wealth Solutions Ltd.	90,954	3,880,098
TIC Solutions, Inc. *	438,467	3,547,198
		14,504,317
Industrials — 25.2%
Commercial Support Services — 5.1%
GFL Environmental, Inc.	113,563	4,177,983

Industrial Support Services — 20.1%
APi Group Corporation *	394,393	16,702,543

Materials — 7.5%
Construction Materials — 7.5%
SigmaRoc plc *	2,505,974	4,252,760
United States Lime & Minerals, Inc.	18,758	1,963,400
		6,216,160
Real Estate — 12.6%
Multi-Asset Class Owners & Developers — 7.0%
LandBridge Company, LLC - Class A	73,222	5,802,111

Real Estate Owners & Developers — 5.6%
Texas Pacific Land Corporation	10,547	4,615,789

Technology — 4.9%
Semiconductors — 4.9%
Intel Corporation *	16,122	2,251,115
NVIDIA Corporation	5,604	1,121,304
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,532	731,637
		4,104,056

AVE MARIA GROWTH FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 99.3% (Continued)	Shares	Fair Value
Utilities — 20.1%
Gas & Water Utilities — 20.1%
Secure Waste Infrastructure Corporation	256,218	$4,004,366
WaterBridge Infrastructure, LLC - Class A	369,325	12,656,768
		16,661,134

Total Common Stocks (Cost $53,230,345)		$82,351,211

MONEY MARKET FUNDS — 0.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a) (Cost $697,534)	697,534	$697,534

Total Investments at Fair Value — 100.1% (Cost $53,927,879)		$83,048,745

Liabilities in Excess of Other Assets — (0.1%)		(101,691)

Net Assets — 100.0%		$82,947,054

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria Value Focused Fund

SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS — 93.4%	Shares	Fair Value
Communications — 3.3%
Internet Media & Services — 3.3%
VeriSign, Inc.	16,800	$4,226,208

Consumer Discretionary — 7.1%
Automotive — 1.9%
XPEL, Inc. *	47,384	2,350,246

Home Construction — 0.8%
Masco Corporation	12,500	1,017,125

Leisure Facilities & Services — 2.1%
Domino’s Pizza, Inc.	9,000	2,664,360

Retail - Discretionary — 1.1%
Genuine Parts Company	12,250	1,445,255

Wholesale - Discretionary — 1.2%
Copart, Inc. *	55,000	1,550,450

Energy — 17.1%
Oil & Gas Producers — 15.3%
Chevron Corporation	41,000	6,796,160
EagleRock Land, LLC - Class A *	75,338	1,600,933
Expand Energy Corporation	55,300	5,042,807
Occidental Petroleum Corporation	70,000	3,399,900
Permian Basin Royalty Trust	100,000	2,504,000
		19,343,800
Oil & Gas Services & Equipment — 1.8%
SLB Ltd.	50,000	2,324,500

Financials — 7.5%
Institutional Financial Services — 4.4%
CME Group, Inc.	7,300	1,612,059
Intercontinental Exchange, Inc.	32,300	3,976,453
		5,588,512
Insurance — 2.0%
Brown & Brown, Inc.	40,000	2,566,000

Specialty Finance — 1.1%
Moody’s Corporation	3,000	1,358,760

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.4% (Continued)	Shares	Fair Value
Health Care — 1.0%
Biotech & Pharma — 0.6%
Zoetis, Inc.	11,500	$826,390

Medical Equipment & Devices — 0.4%
Mirion Technologies, Inc. *	25,000	448,250

Industrials — 2.2%
Electrical Equipment — 1.3%
A.O. Smith Corporation	27,000	1,693,440

Materials & Construction — 0.9%
Builders FirstSource, Inc. *	12,000	1,073,760

Materials — 8.2%
Containers & Packaging — 2.2%
AptarGroup, Inc.	22,160	2,774,432

Metals & Mining — 6.0%
Franco-Nevada Corporation	15,200	3,168,288
Pan American Silver Corporation	25,000	1,119,750
Wheaton Precious Metals Corporation	30,000	3,369,600
		7,657,638
Real Estate — 30.3%
Multi-Asset Class Owners & Developers — 10.1%
LandBridge Company, LLC - Class A	161,059	12,762,315

Real Estate Owners & Developers — 20.2%
St. Joe Company (The)	32,600	2,041,738
Texas Pacific Land Corporation	53,700	23,501,268
		25,543,006
Technology — 7.9%
Semiconductors — 3.9%
Intel Corporation *	35,000	4,887,050

Software — 0.8%
Roper Technologies, Inc.	3,000	1,015,170

Technology Services — 3.2%
Accenture plc - Class A	20,800	2,588,352
Shift4 Payments, Inc. - Class A *	31,000	1,507,840
		4,096,192

AVE MARIA VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.4% (Continued)	Shares	Fair Value
Utilities — 8.8%
Gas & Water Utilities — 8.8%
WaterBridge Infrastructure, LLC - Class A	323,148	$11,074,282

Total Common Stocks (Cost $87,229,427)		$118,287,141

MONEY MARKET FUNDS — 6.7%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (a)	6,154,472	$6,154,472
Federated Hermes Treasury Obligations Fund - Institutional Shares, 3.52% (a)	2,292,025	2,292,025
Total Money Market Funds (Cost $8,446,497)		$8,446,497

Total Investments at Fair Value — 100.1% (Cost $95,675,924)		$126,733,638

Liabilities in Excess of Other Assets — (0.1%)		(88,802)

Net Assets — 100.0%		$126,644,836

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

Ave Maria Bond Fund

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 35.5%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 12.5% (a)
0.375%, due 01/15/27	$5,375,136	$5,305,751
0.375%, due 07/15/27	8,846,500	8,700,294
0.500%, due 01/15/28	6,748,550	6,577,674
0.750%, due 07/15/28	3,315,775	3,243,069
1.625%, due 04/15/30	10,458,500	10,339,125
0.125%, due 01/15/31	12,789,300	11,822,651
0.125%, due 07/15/31	12,421,700	11,415,646
0.125%, due 01/15/32	12,010,200	10,885,852
1.125%, due 01/15/33	11,176,700	10,590,378
1.375%, due 07/15/33	10,962,100	10,537,269
1.750%, due 01/15/34	10,830,700	10,606,565
		100,024,274
U.S. Treasury Notes — 23.0%
4.125%, due 09/30/27	10,000,000	9,998,438
4.000%, due 02/29/28	10,000,000	9,975,391
3.750%, due 05/15/28	10,000,000	9,928,125
4.125%, due 07/31/28	10,000,000	9,994,922
1.250%, due 09/30/28	10,000,000	9,381,641
1.750%, due 01/31/29	10,000,000	9,414,844
3.250%, due 06/30/29	10,000,000	9,747,266
4.250%, due 06/30/29	10,000,000	10,026,953
4.000%, due 10/31/29	10,000,000	9,949,609
4.000%, due 02/28/30	10,000,000	9,944,922
3.750%, due 05/31/30	5,000,000	4,923,828
4.125%, due 08/31/30	10,000,000	9,977,734
4.625%, due 09/30/30	10,000,000	10,170,313
4.125%, due 03/31/31	10,000,000	9,969,922
4.625%, due 05/31/31	10,000,000	10,187,500
4.125%, due 07/31/31	10,000,000	9,966,797
4.375%, due 01/31/32	10,000,000	10,074,219
4.125%, due 11/15/32	10,000,000	9,921,484
4.500%, due 11/15/33	10,000,000	10,113,281
		183,667,189
Total U.S. Government & Agencies (Cost $287,246,776)		$283,691,463

CORPORATE BONDS — 43.4%	Par Value	Fair Value
Communications — 0.6%
Electronic Arts, Inc., 1.850%, due 02/15/31	$5,486,000	$5,133,073

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 43.4% (Continued)	Par Value	Fair Value
Consumer Discretionary — 7.0%
Genuine Parts Company, 1.875%, due 11/01/30	$2,429,000	$2,120,872
Genuine Parts Company, 2.750%, due 02/01/32	767,000	669,462
Genuine Parts Company, 6.875%, due 11/01/33	1,140,000	1,236,526
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,962,755
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	378,162
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	818,835
Lowe’s Companies, Inc., 4.250%, due 03/15/31	200,000	196,063
Lowe’s Companies, Inc., 2.625%, due 04/01/31	1,800,000	1,640,700
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,500,000	4,269,075
O’Reilly Automotive, Inc, 1.750%, due 03/15/31	500,000	437,510
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	2,767,000	2,711,759
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	393,805
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	8,150,000	8,123,524
O’Reilly Automotive, Inc., 5.000%, due 08/19/34	826,000	818,564
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,303,149
Ross Stores, Inc., 1.875%, due 04/15/31	4,115,000	3,631,859
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,214,225
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	3,093,394
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,835,900
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,595,932
Tractor Supply Company, 1.750%, due 11/01/30	1,525,000	1,344,099
Tractor Supply Company, 5.250%, due 05/15/33	3,105,000	3,127,778
		55,923,948
Consumer Staples — 6.3%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,321,336
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,451,905
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,123,244
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	402,800
Coca-Cola Company (The), 4.650%, due 08/14/34	1,292,000	1,294,149
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,946,019
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,576,844
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,743,981
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,995,690
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,347,040
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,567,371
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,758,136
Hormel Foods Corporation, 1.800%, due 06/11/30	5,100,000	4,587,383
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,695,934
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,250,431
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,832,541
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,650,052

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 43.4% (Continued)	Par Value	Fair Value
Consumer Staples — 6.3% (Continued)
Kimberly-Clark Corporation, 3.200%, due 04/25/29	$1,397,000	$1,351,972
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	579,344
Kimberly-Clark Corporation, 2.000%, due 11/02/31	6,109,000	5,385,254
		49,861,426
Energy — 2.0%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,655,967
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,472,584
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,111,506
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,418,659
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	515,711
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	167,034
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,009,996
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	476,046
		15,827,503
Financials — 10.0%
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,382,450
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	7,069,000	6,322,015
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,991,174
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,136,953
Mastercard, Inc., 3.500%, due 02/26/28	450,000	444,799
Mastercard, Inc., 3.350%, due 03/26/30	1,500,000	1,443,083
Mastercard, Inc., 2.000%, due 11/18/31	6,217,000	5,495,925
Mastercard, Inc., 4.350%, due 01/15/32	1,450,000	1,429,874
Mastercard, Inc., 4.850%, due 03/09/33	4,350,000	4,389,649
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,508,596
Moody’s Corporation, 3.250%, due 01/15/28	4,706,000	4,635,288
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,255,487
Moody’s Corporation, 2.000%, due 08/19/31	2,417,000	2,127,716
Moody’s Corporation, 4.250%, due 08/08/32	3,722,000	3,619,033
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	396,299
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,305,304
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,649,569
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,963,939
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,120,905
S&P Global, Inc., 4.250%, due 05/01/29	427,000	424,042
S&P Global, Inc., 2.500%, due 12/01/29	700,000	654,819
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,272,330
S&P Global, Inc., 2.900%, due 03/01/32	3,284,000	2,980,396
S&P Global, Inc., 5.250%, due 09/15/33	2,396,000	2,448,726

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 43.4% (Continued)	Par Value	Fair Value
Financials — 10.0% (Continued)
Truist Financial Corporation, 2.250%, due 03/11/30	$900,000	$821,814
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,786,520
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,943,836
		79,950,541
Health Care — 1.4%
Stryker Corporation, 3.650%, due 03/07/28	500,000	493,128
Stryker Corporation, 4.850%, due 12/08/28	325,000	327,658
Stryker Corporation, 1.950%, due 06/15/30	3,795,000	3,437,308
Stryker Corporation, 4.625%, due 09/11/34	3,471,000	3,394,459
Zoetis, Inc., 2.000%, due 05/15/30	1,050,000	950,501
Zoetis, Inc., 5.600%, due 11/16/32	2,515,000	2,613,342
		11,216,396
Industrials — 9.0%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,939,550
Amphenol Corporation, 2.800%, due 02/15/30	2,000,000	1,879,962
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,719,858
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,807,256
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	636,705
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	615,494
Honeywell International, Inc., 1.750%, due 09/01/31	700,000	608,079
Honeywell International, Inc., 4.750%, due 02/01/32	358,000	357,311
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,887,057
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,553,092
Hubbell, Inc., 2.300%, due 03/15/31	3,220,000	2,895,049
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,543,207
L3Harris Technologies, Inc., 5.050%, due 06/01/29	1,500,000	1,517,940
L3Harris Technologies, Inc., 1.800%, due 01/15/31	4,809,000	4,238,505
L3Harris Technologies, Inc., 5.250%, due 06/01/31	3,880,000	3,953,301
L3Harris Technologies, Inc., 5.400%, due 07/31/33	5,347,000	5,473,180
L3Harris Technologies, Inc., 5.350%, due 06/01/34	1,625,000	1,653,486
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,092,473
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	1,001,394
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	901,595
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,647,817
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	646,287
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	494,178
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,054,419
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,857,545
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	741,473
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,731,180
		71,447,393

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 43.4% (Continued)	Par Value	Fair Value
Materials — 3.6%
Carlisle Companies, Inc., 2.750%, due 03/01/30	$3,200,000	$2,989,905
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,550,000	5,665,239
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,406,298
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,758,182
Ecolab, Inc., 1.300%, due 01/30/31	5,105,000	4,404,696
Ecolab, Inc., 2.125%, due 02/01/32	5,378,000	4,717,105
RMP International, Inc., 2.950%, due 01/15/32	1,313,000	1,184,059
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,243,338
		28,368,822
Technology — 3.5%
Analog Devices, Inc., 2.100%, due 10/01/31	3,950,000	3,480,224
Analog Devices, Inc., 5.050%, due 04/01/34	5,390,000	5,454,957
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,069,650
Cisco Systems, Inc., 4.950%, due 02/26/31	1,200,000	1,220,180
Cisco Systems, Inc., 4.950%, due 02/24/32	2,000,000	2,026,442
Cisco Systems, Inc., 5.050%, due 02/26/34	2,015,000	2,034,498
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	343,555
Texas Instruments, Inc., 4.500%, due 05/23/30	3,000,000	3,001,450
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,756,823
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,230,160
Texas Instruments, Inc., 4.900%, due 03/14/33	1,598,000	1,620,649
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,961,078
		28,199,666

Total Corporate Bonds (Cost $345,142,274)		$345,928,768

COMMON STOCKS — 18.2%	Shares	Fair Value
Consumer Discretionary — 1.1%
Retail - Discretionary — 1.1%
Genuine Parts Company	77,000	$9,084,460

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 18.2% (Continued)	Shares	Fair Value
Consumer Staples — 1.9%
Beverages — 1.9%
Coca-Cola Europacific Partners plc	150,000	$15,010,500

Energy — 2.9%
Oil & Gas Producers — 2.9%
Chevron Corporation	40,000	6,630,400
Diamondback Energy, Inc.	30,200	5,308,556
Exxon Mobil Corporation	80,000	10,937,600
		22,876,556
Financials — 3.2%
Banking — 1.4%
Truist Financial Corporation	225,000	11,209,500

Specialty Finance — 1.8%
Broadridge Financial Solutions, Inc.	50,000	6,847,500
Fidelity National Financial, Inc.	165,000	7,781,400
		14,628,900
Industrials — 2.5%
Aerospace & Defense — 1.3%
Lockheed Martin Corporation	20,000	10,189,200

Industrial Support Services — 1.2%
Fastenal Company	200,000	9,606,000

Real Estate — 2.0%
Real Estate Owners & Developers — 1.1%
Texas Pacific Land Corporation	21,000	9,190,440

REITs — 0.9%
SBA Communications Corporation - Class A	40,000	7,058,400

Technology — 4.6%
Semiconductors — 1.8%
Texas Instruments, Inc.	47,000	14,009,290

Technology Services — 2.8%
Accenture plc - Class A	40,000	4,977,600
Automatic Data Processing, Inc.	30,000	6,718,500
Western Union Company (The)	1,350,000	10,395,000
		22,091,100

Total Common Stocks (Cost $104,595,168)		$144,954,346

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 2.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 3.49% (b) (Cost $18,321,774)	18,321,774	$18,321,774

Total Investments at Fair Value — 99.4% (Cost $755,305,992)		$792,896,351

Other Assets in Excess of Liabilities — 0.6%		4,488,966

Net Assets — 100.0%		$797,385,317

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.
See notes to financial statements.

This page intentionally left blank.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Undiscovered Fund	Ave Maria Value Fund
ASSETS
Investment securities:
At cost	$666,594,448	$590,295,277	$7,720,833	$319,506,738
At fair value (Note 1)	$1,267,388,008	$877,824,079	$8,207,506	$537,568,235
Receivable for capital shares sold	439,931	581,246	10,712	304,579
Receivable due from Adviser	—	—	6,378	—
Receivable for investment securities sold	—	3,634,364	—	—
Dividends receivable	375,572	569,344	2,770	242,481
Tax reclaims receivable	155,316	103,568	—	27,070
Other assets	35,803	37,601	483	21,549
TOTAL ASSETS	1,268,394,630	882,750,202	8,227,849	538,163,914

LIABILITIES
Dividends payable	—	261,248	—	—
Payable for capital shares redeemed	657,974	765,658	—	147,391
Payable for investment securities purchased	—	3,365,457	26,053	—
Payable to Adviser (Note 2)	2,229,925	1,677,321	—	979,757
Payable to administrator (Note 2)	89,774	67,247	2,504	40,050
Other accrued expenses	51,636	39,458	6,526	25,528
TOTAL LIABILITIES	3,029,309	6,176,389	35,083	1,192,726

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—	—	—	—
NET ASSETS	$1,265,365,321	$876,573,813	$8,192,766	$536,971,188

NET ASSETS CONSIST OF:
Paid-in capital	$553,484,318	$533,379,715	$7,702,975	$318,940,767
Accumulated earnings	711,881,003	343,194,098	489,791	218,030,421
NET ASSETS	$1,265,365,321	$876,573,813	$8,192,766	$536,971,188
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,739,084	40,689,213	767,830	17,447,708
Net asset value, offering price and redemption price per share (Note 1)	$58.21	$21.54	$10.67	$30.78

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$100,780,289	$53,927,879	$95,675,924	$755,305,992
At fair value (Note 1)	$155,749,372	$83,048,745	$126,733,638	$792,896,351
Receivable for capital shares sold	54,790	36,866	149,397	1,044,903
Receivable for investment securities sold	—	580,264	—	—
Dividends and interest receivable	136,519	18,121	72,333	5,066,182
Tax reclaims receivable	68,730	—	—	—
Other assets	20,835	21,275	21,086	36,020
TOTAL ASSETS	156,030,246	83,705,271	126,976,454	799,043,456

LIABILITIES
Dividends payable	—	—	—	288,265
Payable for capital shares redeemed	20,295	7,148	88,034	780,240
Payable for investment securities purchased	77,738	587,089	—	—
Payable to Adviser (Note 2)	274,958	145,233	222,375	497,071
Payable to administrator (Note 2)	11,958	6,547	9,744	52,040
Other accrued expenses	16,048	12,200	11,465	40,523
TOTAL LIABILITIES	400,997	758,217	331,618	1,658,139

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—	—	—	—
NET ASSETS	$155,629,249	$82,947,054	$126,644,836	$797,385,317

NET ASSETS CONSIST OF:
Paid-in capital	$93,267,498	$55,338,859	$89,497,134	$756,189,178
Accumulated earnings	62,361,751	27,608,195	37,147,702	41,196,139
NET ASSETS	$155,629,249	$82,947,054	$126,644,836	$797,385,317
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,311,739	4,539,220	1,907,284	65,105,813
Net asset value, offering price and redemption price per share (Note 1)	$24.66	$18.27	$66.40	$12.25

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2026 (Unaudited)(a)

	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Undiscovered Fund	Ave Maria Value Fund
INVESTMENT INCOME
Dividends	$5,185,663	$8,693,081	$16,542	$2,919,456
Tax reclaims received	15,963	—	—	11,498
Foreign withholding taxes on dividends	(109,362)	(18,980)	(132)	(47,009)
TOTAL INVESTMENT INCOME	5,092,264	8,674,101	16,410	2,883,945

EXPENSES
Investment advisory fees (Note 2)	4,281,764	3,495,328	7,975	1,947,510
Administration, accounting and transfer agent fees (Note 2)	511,479	432,652	4,000	242,184
Trustees’ fees and expenses (Note 2)	127,315	112,741	—	60,214
Legal fees	31,459	30,959	3,527	30,495
Postage and supplies	52,904	46,475	12	29,903
Registration and filing fees	22,754	24,633	1,037	21,094
Audit and tax services fees	41,814	32,101	5,617	18,877
Custodian and bank service fees	31,455	22,336	904	14,539
Insurance expense	17,209	16,591	—	7,587
Shareholder reporting expenses	8,949	7,655	3,470	6,625
Advisory board fees and expenses (Note 2)	12,657	9,930	—	7,145
Compliance service fees (Note 2)	7,386	5,573	23	3,912
Other expenses	29,994	27,786	1,103	12,189
NET EXPENSES	5,177,139	4,264,760	27,668	2,402,274
Less fee reductions by the Adviser (Note 2)	—	—	(14,376)	—
TOTAL EXPENSES	5,177,139	4,264,760	13,292	2,402,274

NET INVESTMENT INCOME (LOSS)	(84,875)	4,409,341	3,118	481,671

(a)	Except for the Ave Maria Undiscovered Fund, which represents the period from the commencement of operations (April 30, 2026) through June 30, 2026.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited) (Continued)(a)

	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Undiscovered Fund	Ave Maria Value Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	$111,182,741	$55,730,086	$—	$8,472,382
Net realized losses from foreign currency transactions (Note 1)	(12,004)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	101,328,952	(50,711,370)	486,673	51,872,331
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(1,650)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	212,499,689	5,017,066	486,673	60,344,713

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$212,414,814	$9,426,407	$489,791	$60,826,384

(a)	Except for the Ave Maria Undiscovered Fund, which represents the period from the commencement of operations (April 30, 2026) through June 30, 2026.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,691,383	$260,118	$781,498	$2,913,449
Tax reclaims received	17,463	—	—	—
Foreign withholding taxes on dividends	(149,656)	(20,350)	(6,068)	—
Interest	—	—	—	13,398,852
TOTAL INVESTMENT INCOME	1,559,190	239,768	775,430	16,312,301

EXPENSES
Investment advisory fees (Note 2)	529,146	281,901	407,915	994,218
Administration, accounting and transfer agent fees (Note 2)	67,264	36,757	52,388	309,283
Trustees’ fees and expenses (Note 2)	16,305	8,765	12,036	93,726
Legal fees	30,012	29,917	29,969	30,877
Postage and supplies	10,935	8,186	7,107	33,642
Registration and filing fees	18,202	17,549	22,882	28,902
Audit and tax services fees	6,564	4,596	5,626	28,906
Custodian and bank service fees	15,966	10,045	3,704	23,042
Insurance expense	2,312	1,321	1,559	11,932
Shareholder reporting expenses	4,113	3,490	4,084	6,008
Advisory board fees and expenses (Note 2)	1,626	1,672	1,123	9,947
Compliance service fees (Note 2)	997	496	902	5,087
Borrowing costs (Note 4)	—	693	—	—
Other expenses	40,419	16,414	10,710	45,337
TOTAL EXPENSES	743,861	421,802	560,005	1,620,907

NET INVESTMENT INCOME (LOSS)	815,329	(182,034)	215,425	14,691,394

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund	Ave Maria Bond Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	$6,597,092	$1,347,410	$7,431,777	$3,449,054
Net realized losses from foreign currency transactions (Note 1)	(21,969)	(3,263)	—	—
Net change in unrealized appreciation (depreciation) on investments	12,145,946	8,928,278	7,923,463	(7,766,038)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,488)	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	18,719,581	10,272,425	15,355,240	(4,316,984)

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$19,534,910	$10,090,391	$15,570,665	$10,374,410

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment loss	$(84,875)	$(769,459)
Net realized gains from investment transactions	111,182,741	60,719,565
Net realized losses from foreign currency transactions (Note 1)	(12,004)	(1,588)
Net change in unrealized appreciation (depreciation) on investments	101,328,952	27,032,055
Net change in net assets resulting from operations	212,414,814	86,980,573

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(59,946,937)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	51,747,482	118,152,308
Reinvestment of distributions to shareholders	—	56,770,656
Payments for shares redeemed	(102,395,609)	(176,020,612)
Net change in net assets from capital share transactions	(50,648,127)	(1,097,648)

TOTAL CHANGE IN NET ASSETS	161,766,687	25,935,988

NET ASSETS
Beginning of period	1,103,598,634	1,077,662,646
End of period	$1,265,365,321	$1,103,598,634

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,002,776	2,411,916
Shares issued in reinvestment of distributions to shareholders	—	1,156,220
Shares redeemed	(1,984,510)	(3,583,250)
Net change in shares outstanding	(981,734)	(15,114)
Shares outstanding, beginning of period	22,720,818	22,735,932
Shares outstanding, end of period	21,739,084	22,720,818

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$4,409,341	$10,220,911
Net realized gains from investment transactions	55,730,086	41,756,029
Net realized losses from foreign currency transactions (Note 1)	—	(27,535)
Net change in unrealized appreciation (depreciation) on investments	(50,711,370)	(54,553,124)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,650)	6,969
Net change in net assets resulting from operations	9,426,407	(2,596,750)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(4,481,100)	(51,946,612)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	35,071,075	118,821,543
Reinvestment of distributions to shareholders	3,989,531	47,148,883
Payments for shares redeemed	(139,914,828)	(216,091,800)
Net change in net assets from capital share transactions	(100,854,222)	(50,121,374)

TOTAL CHANGE IN NET ASSETS	(95,908,915)	(104,664,736)

NET ASSETS
Beginning of period	972,482,728	1,077,147,464
End of period	$876,573,813	$972,482,728

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,604,080	5,127,135
Shares issued in reinvestment of distributions to shareholders	185,580	2,153,292
Shares redeemed	(6,384,855)	(9,358,579)
Net change in shares outstanding	(4,595,195)	(2,078,152)
Shares outstanding, beginning of period	45,284,408	47,362,560
Shares outstanding, end of period	40,689,213	45,284,408

See notes to financial statements.

Ave Maria Undiscovered Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2026 (Unaudited)(a)
FROM OPERATIONS
Net investment income	$3,118
Net realized gains from investment transactions	—
Net change in unrealized appreciation (depreciation) on investments	486,673
Net change in net assets resulting from operations	489,791

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,743,775
Payments for shares redeemed	(40,800)
Net change in net assets from capital share transactions	7,702,975

TOTAL CHANGE IN NET ASSETS	8,192,766

NET ASSETS
Beginning of period	—
End of period	$8,192,766

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	771,931
Shares redeemed	(4,101)
Net change in shares outstanding	767,830
Shares outstanding, beginning of period	—
Shares outstanding, end of period	767,830

(a)	Represents the period from the commencement of operations (April 30, 2026) through June 30, 2026.
See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$481,671	$1,168,907
Net realized gains (losses) from investment transactions	8,472,382	(9,091,571)
Net change in unrealized appreciation (depreciation) on investments	51,872,331	19,996,894
Net change in net assets resulting from operations	60,826,384	12,074,230

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(1,602,775)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	32,721,319	97,970,702
Reinvestment of distributions to shareholders	—	1,511,488
Payments for shares redeemed	(34,512,796)	(78,222,161)
Net change in net assets from capital share transactions	(1,791,477)	21,260,029

TOTAL CHANGE IN NET ASSETS	59,034,907	31,731,484

NET ASSETS
Beginning of period	477,936,281	446,204,797
End of period	$536,971,188	$477,936,281

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,084,150	3,523,520
Shares issued in reinvestment of distributions to shareholders	—	54,779
Shares redeemed	(1,152,546)	(2,816,148)
Net change in shares outstanding	(68,396)	762,151
Shares outstanding, beginning of period	17,516,104	16,753,953
Shares outstanding, end of period	17,447,708	17,516,104

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$815,329	$280,505
Net realized gains from investment transactions	6,597,092	3,000,244
Net realized losses from foreign currency transactions (Note 1)	(21,969)	(21,561)
Net change in unrealized appreciation (depreciation) on investments	12,145,946	8,979,537
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,488)	4,596
Net change in net assets resulting from operations	19,534,910	12,243,321

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)
From distributable earnings	—	(3,259,188)
From return of capital	—	(58,046)
Total distributions	—	(3,317,234)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,283,942	25,000,258
Reinvestment of distributions to shareholders	—	3,211,583
Payments for shares redeemed	(8,805,890)	(19,906,130)
Net change in net assets from capital share transactions	2,478,052	8,305,711

TOTAL CHANGE IN NET ASSETS	22,012,962	17,231,798

NET ASSETS
Beginning of period	133,616,287	116,384,489
End of period	$155,629,249	$133,616,287

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	499,026	1,169,799
Shares issued in reinvestment of distributions to shareholders	—	147,931
Shares redeemed	(387,545)	(941,455)
Net change in shares outstanding	111,481	376,275
Shares outstanding, beginning of period	6,200,258	5,823,983
Shares outstanding, end of period	6,311,739	6,200,258

See notes to financial statements.

Ave Maria Growth Focused Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment loss	$(182,034)	$(425,462)
Net realized gains (losses) from investment transactions	1,347,410	(2,536,101)
Net realized losses from foreign currency transactions (Note 1)	(3,263)	(2,756)
Net change in unrealized appreciation (depreciation) on investments	8,928,278	4,844,972
Net change in net assets resulting from operations	10,090,391	1,880,653

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,688,159	29,831,652
Payments for shares redeemed	(10,066,892)	(17,966,613)
Net change in net assets from capital share transactions	1,621,267	11,865,039

TOTAL CHANGE IN NET ASSETS	11,711,658	13,745,692

NET ASSETS
Beginning of period	71,235,396	57,489,704
End of period	$82,947,054	$71,235,396

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	677,941	1,795,603
Shares redeemed	(586,725)	(1,104,767)
Net change in shares outstanding	91,216	690,836
Shares outstanding, beginning of period	4,448,004	3,757,168
Shares outstanding, end of period	4,539,220	4,448,004

See notes to financial statements.

Ave Maria Value Focused Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$215,425	$322,973
Net realized gains (losses) from investment transactions	7,431,777	(1,540,575)
Net change in unrealized appreciation (depreciation) on investments	7,923,463	3,606,641
Net change in net assets resulting from operations	15,570,665	2,389,039

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(339,612)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	53,284,628	96,851,741
Reinvestment of distributions to shareholders	—	313,757
Payments for shares redeemed	(25,980,427)	(68,007,043)
Net change in net assets from capital share transactions	27,304,201	29,158,455

TOTAL CHANGE IN NET ASSETS	42,874,866	31,207,882

NET ASSETS
Beginning of period	83,769,970	52,562,088
End of period	$126,644,836	$83,769,970

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	802,767	1,729,005
Shares issued in reinvestment of distributions to shareholders	—	5,556
Shares redeemed	(396,304)	(1,230,552)
Net change in shares outstanding	406,463	504,009
Shares outstanding, beginning of period	1,500,821	996,812
Shares outstanding, end of period	1,907,284	1,500,821

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$14,691,394	$25,973,838
Net realized gains from investment transactions	3,449,054	22,753
Net change in unrealized appreciation (depreciation) on investments	(7,766,038)	13,934,021
Net change in net assets resulting from operations	10,374,410	39,930,612

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(14,534,668)	(26,006,769)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	88,247,948	193,306,432
Reinvestment of distributions to shareholders	13,413,426	23,800,043
Payments for shares redeemed	(94,020,785)	(113,641,676)
Net change in net assets from capital share transactions	7,640,589	103,464,799

TOTAL CHANGE IN NET ASSETS	3,480,331	117,388,642

NET ASSETS
Beginning of period	793,904,986	676,516,344
End of period	$797,385,317	$793,904,986

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	7,094,444	15,758,453
Shares issued in reinvestment of distributions to shareholders	1,080,935	1,936,355
Shares redeemed	(7,555,665)	(9,255,946)
Net change in shares outstanding	619,714	8,438,862
Shares outstanding, beginning of period	64,486,099	56,047,237
Shares outstanding, end of period	65,105,813	64,486,099

See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$48.57		$47.40	$44.71		$35.20	$44.82	$42.72

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.03)	(0.04)		0.04	0.10	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	9.64		3.97	6.72		10.63	(9.62)	7.55
Total from investment operations	9.64		3.94	6.68		10.67	(9.52)	7.50

Less distributions from:
Net investment income	—		—	(0.00	)(a)	(0.04)	(0.10)	—
Net realized gains on investments	—		(2.77)	(3.99)		(1.12)	—	(5.40)
Total distributions	—		(2.77)	(3.99)		(1.16)	(0.10)	(5.40)

Net asset value at end of period	$58.21		$48.57	$47.40		$44.71	$35.20	$44.82

Total return (b)	19.85	%(c)	8.26%	14.91%		30.29%	(21.23%)	17.55%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$1,265		$1,104	$1,078		$981	$765	$1,066

Ratio of total expenses to average net assets	0.91	%(d)	0.90%	0.91%		0.91%	0.91%	0.90%

Ratio of net investment income (loss) to average net assets	(0.01	%)(d)	(0.07%)	(0.08%)		0.10%	0.27%	(0.13%)

Portfolio turnover rate	29	%(c)	17%	17%		27%	25%	25%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$21.48		$22.74	$21.16	$19.23	$21.92	$19.34

Income (loss) from investment operations:
Net investment income	0.11		0.23	0.23	0.24	0.30	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	0.06		(0.30)	2.81	2.28	(1.46)	4.69
Total from investment operations	0.17		(0.07)	3.04	2.52	(1.16)	4.89

Less distributions from:
Net investment income	(0.11)		(0.23)	(0.23)	(0.24)	(0.30)	(0.20)
Net realized gains on investments	—		(0.96)	(1.23)	(0.35)	(1.23)	(2.11)
Total distributions	(0.11)		(1.19)	(1.46)	(0.59)	(1.53)	(2.31)

Net asset value at end of period	$21.54		$21.48	$22.74	$21.16	$19.23	$21.92

Total return (a)	0.78	%(b)	(0.39%)	14.42%	13.19%	(5.27%)	25.35%

Ratios/Supplementary Data:
Net assets at end of period (000,000’s)	$877		$972	$1,077	$1,004	$891	$964

Ratio of total expenses to average net assets	0.92	%(c)	0.90%	0.90%	0.91%	0.91%	0.90%

Ratio of net investment income to average net assets	0.95	%(c)	0.96%	0.99%	1.19%	1.47%	0.90%

Portfolio turnover rate	19	%(b)	13%	8%	19%	15%	21%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Undiscovered Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended June 30, 2026 (Unaudited)(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.00	(b)
Net realized and unrealized gains on investments	0.67
Total from investment operations	0.67

Net asset value at end of period	$10.67

Total return (c)	6.70	%(d)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$8,193

Ratio of total expenses to average net assets	2.60	%(e)

Ratio of net expenses to average net assets (f)	1.25	%(e)

Ratio of net investment income to average net assets (f)	0.29	%(e)

Portfolio turnover rate	0%

(a)	Represents the period from the commencement of operations (April 30, 2026) through June 30, 2026.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions (Note 2).
See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$27.29		$26.63	$23.85	$24.05	$23.35	$20.17

Income from investment operations:
Net investment income	0.03		0.07	0.12	0.19	0.28	0.06
Net realized and unrealized gains on investments	3.46		0.68	5.01	0.67	0.70	5.00
Total from investment operations	3.49		0.75	5.13	0.86	0.98	5.06

Less distributions from:
Net investment income	—		(0.09)	(0.09)	(0.20)	(0.28)	(0.06)
Net realized gains on investments	—		—	(2.26)	(0.86)	—	(1.82)
Total distributions	—		(0.09)	(2.35)	(1.06)	(0.28)	(1.88)

Net asset value at end of period	$30.78		$27.29	$26.63	$23.85	$24.05	$23.35

Total return (a)	12.79	%(b)	2.82%	21.52%	3.52%	4.18%	25.15%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$536,971		$477,936	$446,205	$371,730	$371,072	$327,853

Ratio of total expenses to average net assets	0.92	%(c)	0.91%	0.93%	0.93%	0.93%	0.96%

Ratio of net investment income to average net assets	0.19	%(c)	0.24%	0.48%	0.77%	1.27%	0.27%

Portfolio turnover rate	13	%(b)	24%	16%	31%	33%	20%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value at beginning of period	$21.55		$19.98	$19.27	$16.01	$19.17		$15.89

Income (loss) from investment operations:
Net investment income	0.13		0.03	0.08	0.15	0.19		0.07
Net realized and unrealized gains (losses) on investments and foreign currencies	2.98		2.09	0.81	3.84	(3.16)		3.28
Total from investment operations	3.11		2.12	0.89	3.99	(2.97)		3.35

Less distributions from:
Net investment income	—		(0.04)	(0.08)	(0.15)	(0.19)		(0.07)
Net realized gains on investments	—		(0.50)	(0.10)	(0.58)	—		—
Return of capital	—		(0.01)	—	—	—		—
Total distributions	—		(0.55)	(0.18)	(0.73)	(0.19)		(0.07)

Net asset value at end of period	$24.66		$21.55	$19.98	$19.27	$16.01		$19.17

Total return (a)	14.43	%(b)	10.58%	4.64%	24.96%	(15.50%)		21.06%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$155,629		$133,616	$116,384	$101,603	$74,855		$92,908

Ratio of total expenses to average net assets	1.05	%(c)	1.01%	1.03%	1.05%	1.12%		1.22%

Ratio of net expenses to average net assets	1.05	%(c)	1.01%	1.03%	1.05%	1.18	%(d)	1.25	%(d)

Ratio of net investment income to average net assets	1.15	%(c)	0.22%	0.42%	0.88%	1.12	%(d)	0.40	%(d)

Portfolio turnover rate	15	%(b)	19%	13%	29%	23%		16%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Growth Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$16.02		$15.30	$13.72	$9.89	$15.21	$12.43

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.10)	(0.09)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	2.29		0.82	1.67	3.92	(5.24)	3.57
Total from investment operations	2.25		0.72	1.58	3.83	(5.32)	3.47

Less distributions from:
Net realized gains on investments	—		—	—	—	—	(0.69)

Net asset value at end of period	$18.27		$16.02	$15.30	$13.72	$9.89	$15.21

Total return (a)	14.04	%(b)	4.71%	11.52%	38.73%	(34.98%)	27.96%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$82,947		$71,235	$57,490	$60,360	$48,172	$63,476

Ratio of total expenses to average net assets	1.12	%(c)	1.07%	1.11%	1.09%	1.14%	1.21%

Ratio of net expenses to average net assets	1.12	%(c)	1.07%	1.11%	1.09%	1.14%	1.23	%(d)

Ratio of net investment loss to average net assets	(0.48	%)(c)	(0.64%)	(0.56%)	(0.72%)	(0.76%)	(0.82	%)(d)

Portfolio turnover rate	21	%(b)	47%	22%	29%	69%	27%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Value Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value at beginning of period	$55.82		$52.73		$43.73		$45.06		$37.52		$30.54

Income from investment operations:
Net investment income	0.12		0.22		0.25		0.27		0.39		0.12
Net realized and unrealized gains on investments	10.46		3.10		16.67		0.27	(a)	7.54		9.39
Total from investment operations	10.58		3.32		16.92		0.54		7.93		9.51

Less distributions from:
Net investment income	—		(0.23)		(0.25)		(0.27)		(0.39)		(0.12)
Net realized gains on investments	—		—		(7.67)		(1.60)		—		(2.41)
Total distributions	—		(0.23)		(7.92)		(1.87)		(0.39)		(2.53)

Net asset value at end of period	$66.40		$55.82		$52.73		$43.73		$45.06		$37.52

Total return (b)	18.95	%(c)	6.29%		38.71%		1.18%		21.15%		31.14%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$126,645		$83,770		$52,562		$33,288		$51,773		$23,561

Ratio of total expenses to average net assets	1.03	%(d)	1.03	%(e)	1.19	%(e)	1.17	%(e)	1.28%		1.51%

Ratio of net expenses to average net assets (d)	1.03	%(d)	1.11	%(f)	1.25	%(f)	1.25	%(f)	1.25	%(f)	1.25	%(f)

Ratio of net investment income to average net assets (d)	0.40	%(d)	0.40	%(f)	0.57	%(f)	0.50	%(f)	1.39	%(f)	0.28	%(f)

Portfolio turnover rate	36	%(c)	57%		39%		24%		14%		18%

(a)

Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	The ratios would have been 1.11%, 1.29% and 1.28%, respectively, if the amounts recouped by the Adviser were included for the years ended December 31, 2025, 2024 and 2023.
(f)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value at beginning of period	$12.31		$12.07		$11.76		$11.47	$12.23	$11.99

Income (loss) from investment operations:
Net investment income	0.23		0.42		0.35		0.29	0.26	0.20
Net realized and unrealized gains (losses) on investments	(0.06)		0.24		0.31		0.29	(0.61)	0.33
Total from investment operations	0.17		0.66		0.66		0.58	(0.35)	0.53

Less distributions from:
Net investment income	(0.23)		(0.42)		(0.35)		(0.29)	(0.26)	(0.20)
Net realized gains on investments		—	(0.00	)(a)	(0.00	)(a)	—	(0.15)	(0.09)
Total distributions	(0.23)		(0.42)		(0.35)		(0.29)	(0.41)	(0.29)

Net asset value at end of period	$12.25		$12.31		$12.07		$11.76	$11.47	$12.23

Total return (b)	1.34	%(c)	5.55%		5.71%		5.16%	(2.85%)	4.38%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$797,385		$793,905		$676,516		$557,368	$512,585	$502,768

Ratio of total expenses to average net assets	0.41	%(d)	0.39%		0.41%		0.41%	0.41%	0.43%

Ratio of net investment income to average net assets	3.69	%(d)	3.46%		2.98%		2.55%	2.21%	1.66%

Portfolio turnover rate	18	%(c)	13%		20%		16%	21%	25%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Undiscovered Fund, the Ave Maria Value Fund, the Ave Maria World Equity Fund, the Ave Maria Growth Focused Fund, the Ave Maria Value Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Value Focused Fund and the Ave Maria Growth Focused Fund, which are each a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Undiscovered Fund commenced operations on April 30, 2026.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Undiscovered Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Value Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

Segment Reporting - The President and Chief Executive Officer of the Funds acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by Schwartz Investment Counsel, Inc. (the “Adviser”). The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2026:

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,179,336,045	$30,372,685	$—	$1,209,708,730
Money Market Funds	57,679,278	—	—	57,679,278
Total	$1,237,015,323	$30,372,685	$—	$1,267,388,008

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$866,929,980	$—	$—	$866,929,980
Money Market Funds	10,894,099	—	—	10,894,099
Total	$877,824,079	$—	$—	$877,824,079

Ave Maria Undiscovered Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,655,049	$—	$—	$7,655,049
Money Market Funds	552,457	—	—	552,457
Total	$8,207,506	$—	$—	$8,207,506

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$488,069,936	$—	$—	$488,069,936
Money Market Funds	49,498,299	—	—	49,498,299
Total	$537,568,235	$—	$—	$537,568,235

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$110,649,305	$42,797,771	$—	$153,447,076
Money Market Funds	2,302,296	—	—	2,302,296
Total	$112,951,601	$42,797,771	$—	$155,749,372

Ave Maria Growth Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$72,542,844	$9,808,367	$—	$82,351,211
Money Market Funds	697,534	—	—	697,534
Total	$73,240,378	$9,808,367	$—	$83,048,745

Ave Maria Value Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$118,287,141	$—	$—	$118,287,141
Money Market Funds	8,446,497	—	—	8,446,497
Total	$126,733,638	$—	$—	$126,733,638

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$283,691,463	$—	$283,691,463
Corporate Bonds	—	345,928,768	—	345,928,768
Common Stocks	144,954,346	—	—	144,954,346
Money Market Funds	18,321,774	—	—	18,321,774
Total	$163,276,120	$629,620,231	$—	$792,896,351

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the period ended June 30, 2026.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2026:

	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Undiscovered Fund	Ave Maria Value Fund
Federal income tax cost	$666,594,448	$590,295,277	$7,720,833	$319,510,293
Gross unrealized appreciation	$624,703,648	$313,016,853	$604,659	$222,836,810
Gross unrealized depreciation	(23,910,088)	(25,488,051)	(117,986)	(4,778,868)
Net unrealized appreciation	600,793,560	287,528,802	486,673	218,057,942
Net unrealized appreciation on foreign currency translation	—	4,176	—	—
Accumulated ordinary income (loss)	(96,879)	(68,966)	3,118	481,671
Capital loss carryforwards	—	—	—	(8,981,574)
Other gains	111,184,322	55,730,086	—	8,472,382
Accumulated earnings	$711,881,003	$343,194,098	$489,791	$218,030,421

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$100,780,289	$53,964,893	$95,691,776	$755,305,992
Gross unrealized appreciation	$63,695,745	$30,992,556	$36,322,428	$52,900,132
Gross unrealized depreciation	(8,726,662)	(1,908,704)	(5,280,566)	(15,309,773)
Net unrealized appreciation	54,969,083	29,083,852	31,041,862	37,590,359
Net unrealized appreciation on foreign currency translation	2,216	—	—	—
Accumulated ordinary income (loss)	793,360	(185,297)	216,500	156,726
Capital loss carryforwards	—	(1,852,940)	(1,542,437)	—
Other gains	6,597,092	562,580	7,431,777	3,449,054
Accumulated earnings	$62,361,751	$27,608,195	$37,147,702	$41,196,139

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria Growth Focused Fund and the Ave Maria Value Focused Fund is due to certain

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, adjustments to basis for grantor trusts and/or passive foreign investment companies. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Undiscovered Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of December 31, 2025.

As of December 31, 2025 the following Funds had capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Ave Maria Value Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund
No expiration - short-term	$8,981,574	$—	$1,542,437
No expiration - long-term	—	1,852,940	—
	$8,981,574	$1,852,940	$1,542,437

These CLCF’s, which do not expire, may be utilized by the Funds in the current and future years to offset their net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties and there were no federal, state, or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Growth Fund, the Ave Maria Undiscovered Fund, the Ave Maria Value Fund, the Ave Maria World Equity Fund, the Ave Maria Growth Focused Fund and the Ave Maria Value Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the period ended June 30, 2026 and the year ended December 31, 2025 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total Distributions
Ave Maria Growth Fund:
June 30, 2026	$—	$—	$—	$—
December 31, 2025	$3,304,808	$56,642,129	$—	$59,946,937
Ave Maria Rising Dividend Fund:
June 30, 2026	$4,481,100	$—	$—	$4,481,100
December 31, 2025	$10,190,058	$41,756,554	$—	$51,946,612
Ave Maria Undiscovered Fund:
June 30, 2026	$—	$—	$—	$—
Ave Maria Value Fund:
June 30, 2026	$—	$—	$—	$—
December 31, 2025	$1,602,775	$—	$—	$1,602,775
Ave Maria World Equity Fund:
June 30, 2026	$—	$—	$—	$—
December 31, 2025	$258,944	$3,000,244	$58,046	$3,317,234
Ave Maria Growth Focused Fund:
June 30, 2026	$—	$—	$—	$—
December 31, 2025	$—	$—	$—	$—
Ave Maria Value Focused Fund:
June 30, 2026	$—	$—	$—	$—
December 31, 2025	$339,612	$—	$—	$339,612
Ave Maria Bond Fund:
June 30, 2026	$14,534,668	$—	$—	$14,534,668
December 31, 2025	$25,981,074	$25,695	$—	$26,006,769

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Where available, the Funds will file for claims on foreign taxes withheld. Tax reclaims receivable, if any, are recorded

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

based upon the Funds’ interpretation of country specific taxation of accrued income and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

2. Investment Advisory Agreements and Transactions with Related Parties

Each Fund’s investments are managed by the Adviser pursuant to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreements, each Fund pays the Adviser a management fee, computed and accrued daily and paid quarterly, at an annual rate of 0.75% of its average daily net assets, except the management fee paid by the Ave Maria Bond Fund is computed and accrued daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

EXPENSE LIMITATION AGREEMENTS

The Adviser has entered into an Expense Limitation Agreement for each Fund (the “ELAs”) whereby the Adviser contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2027 (except for the Ave Maria Undiscovered Fund, the ELA is until at least May 1, 2029) so that the ordinary operating expenses of each Fund do not exceed 1.25% per annum of its average daily net assets; except the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets.

During the period ended June 30, 2026, the Adviser reduced its management fees by $14,376 with respect to the Ave Maria Undiscovered Fund.

Under the terms of the ELAs, any fee reductions or expense reimbursements by the Adviser are subject to repayment by a Fund for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of June 30, 2026, the Adviser may seek recoupment of management fee reductions from the Ave Maria Undiscovered Fund totaling $14,376 no later than June 30, 2029.

OTHER SERVICE PROVIDERS

Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

TRUSTEE AND ADVISORY BOARD COMPENSATION

Trustees and officers affiliated with the Adviser are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Trust (“Independent Trustee”) receives from the Trust an annual retainer of $77,000 (except that such fee is $97,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $92,000 for the Chairman of the Audit Committee), payable quarterly; plus a fee of $7,000 for attendance at each meeting of the Board of Trustees. One Trustee, who is not affiliated with the Adviser, is considered to be an “interested trustee” due to his previous affiliation with Ultimus and the Distributor (“Compensated Interested Trustee”). The Compensated Interested Trustee receives the same annual retainer and fees for attendance at each meeting as the Independent Trustees. A Trustee Emeritus may serve on the Board in an advisory capacity for a period of three years following his retirement from the Board but has no voting authority. A Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting. Each person is reimbursed for his travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Compensated Interested Trustee, Trustee Emeritus and Independent Trustees’ fees and expenses.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $6,000 (except that such fee is $16,000 for the CAB chairman), payable quarterly; a fee of $4,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

3. Investment Transactions

During the period ended June 30, 2026, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Undiscovered Fund	Ave Maria Value Fund
Purchases of investment securities	$328,200,892	$174,535,438	$7,168,375	$62,165,292
Proceeds from sales of investment securities	$407,525,117	$264,159,150	$—	$81,134,059

	Ave Maria World Equity Fund	Ave Maria Growth Focused Fund	Ave Maria Value Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$23,210,174	$16,740,852	$60,105,868	$55,675,216
Proceeds from sales and maturities of investment securities	$20,557,349	$15,898,688	$36,092,937	$54,416,351

During the period ended June 30, 2026, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $118,038,269 and $81,125,266, respectively.

4. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the period ended June 30, 2026, the Ave Maria Growth Focused Fund incurred $693 of borrowing costs charged by the custodian.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited) (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector may have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, the following Funds had a significant value of their net assets invested in stocks within sectors as follows:

Fund	Sector	% Net Assets
Ave Maria Growth Fund	Technology	44.1%
Ave Maria Undiscovered Fund	Industrials	27.4%
Ave Maria World Equity Fund	Industrials	33.8%
Ave Maria Growth Focused Fund	Industrials	25.2%
Ave Maria Value Focused Fund	Real Estate	30.3%

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Advisory Agreements (Ave Maria Value Focused Fund, Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Focused Fund, Ave Maria World Equity Fund and Ave Maria Bond Fund)

At an in-person meeting held on February 21, 2026 (the “Board Meeting”), the Board of Trustees (the “Board”) of Schwartz Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), voting separately, considered and approved the continuance of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”), on behalf of each of the aforementioned Funds (individually a “Fund,” collectively the “Funds”) for an additional one-year period. Throughout their review, the Independent Trustees were advised and assisted by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees also met separately in executive sessions with their independent legal counsel, during which time no representatives of the Adviser were present.

In connection with their review, the Adviser retained ISS Market Intelligence (“ISS”), an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by ISS. The ISS materials included information about the advisory fee rates, other operating expenses, expense ratios, and performance comparisons relative to each Fund’s peer group and appropriate broad-based securities index. Prior to the Board Meeting, the Independent Trustees met separately with representatives of ISS to discuss various aspects of the ISS report, including the methodologies it used to construct its analyses, and the Morningstar, Inc. (“Morningstar”) categories it used for its peer group comparisons. The Independent Trustees also received and reviewed information provided by the Adviser in response to requests from the Independent Trustees and their independent legal counsel, including, among other things, information about

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

the Adviser’s profitability with regards to the portfolio management and administrative services it provides to each Fund, the Adviser’s financial condition, management fee revenues, and separately managed account fee schedules. The Independent Trustees and their independent legal counsel also submitted a supplemental request for information, which the Adviser responded to in advance of the Board Meeting. In evaluating the Advisory Agreements, the Board also considered, among other factors, the Funds’ portfolio management process and the ways the Funds may realize economies of scale as assets grow. The Board also received copies of the Advisory Agreements and a memorandum from independent legal counsel discussing the factors the Independent Trustees should consider while evaluating the Advisory Agreements.

The Independent Trustees noted that, over the course of the 2025 calendar year, they met with the portfolio managers of the Funds during the Trust’s quarterly Board meetings to discuss the Adviser’s views of the factors affecting the financial markets and the performance of the Funds, and to review information on the portfolio composition and performance results of the Funds. They also considered that, during each of those quarterly meetings, the Adviser had provided its views on its strategies for managing the Funds under the current market conditions, including its rationale for disposing certain positions and purchasing others. As part of this process, the Independent Trustees considered various factors, none of which by itself was considered dispositive, including:

●

The nature, extent and quality of the services provided by the Adviser, including any potential fall-out benefits (i.e., benefits received by the Adviser beyond the stated advisory fee, such as soft dollar arrangements and increased visibility from the Adviser’s relationship with the Funds);

●	The fees charged for those services and the Adviser’s anticipated profitability with respect to each Fund, including any potential fall-out benefits;

●	Each Fund’s investment performance over various time periods; and

●	The extent to which economies of scale may be realized as a Fund’s assets grow.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of services provided by the Adviser, the Independent Trustees considered, among other factors, the Adviser’s fundamental investment process, the operational, compliance and regulatory roles performed by the Adviser, and the overall level of attention it devotes to its core management process. The Independent Trustees also considered the Adviser’s research process and commitment to its investment process during periods of market volatility, and during periods when value-oriented strategies are out-of-favor with the broader markets. In addition, the Independent Trustees considered the Adviser’s efforts to apply a moral screening process that is designed to avoid investments that are contrary to the core values and teachings of

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

the Roman Catholic Church, using criteria established by a Catholic Advisory Board. In this context, the Independent Trustees noted the Adviser’s decision to begin applying the moral screening process to the Ave Maria Value Focused Fund in April 2025, resulting in all of the Funds applying a morally responsible investment strategy. The Independent Trustees further took into account the Adviser’s management of the Funds in accordance with their investment objective, strategy, and policies. The Independent Trustees also noted that the Adviser had discussed whether it receives any indirect fall-out benefits for serving as investment adviser to the Funds (i.e., benefits beyond the stated advisory fee, such as soft dollar arrangements and increased visibility arising from the Adviser’s relationship with the Funds). After taking into account all this information, the Board concluded that the nature, extent, and quality of services provided by the Adviser to the Funds is satisfactory.

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers, using information provided by ISS, for the one-year period ended November 30, 2025 (the “Year”), as well as over longer-term periods. The Independent Trustees noted that, although the performance of each Fund (except the Ave Maria Growth Focused Fund, which placed in the 3rd quartile) placed in the 4th (lowest) quartile of its respective Morningstar peer category for the Year, this result was attributable in part to the Funds’ lack of, or limited exposure to, certain mega-cap stocks that accounted for a significant portion of overall market returns during the Year. In this regard, the Independent Trustees considered the Adviser’s view that many of these mega-cap companies do not exhibit the valuation and fundamental characteristics required to qualify as eligible investments under the Adviser’s investment criteria. In evaluating the performance of each Fund, the Independent Trustees reviewed the specific factors contributing to each Fund’s relative underperformance during the Year including: (i) the relatively heavy concentration in energy-related holdings of the Ave Maria Value Focused Fund, Ave Maria Value Fund and Ave Maria Growth Focused Fund was negatively impacted by a sustained decline in crude oil prices driven by slower economic growth and weaker demand; (ii) the relative underexposure of the Ave Maria Growth Fund, and the lack of exposure of the Ave Maria Rising Dividend Fund, to stocks in the communication services sector, which appreciated 34% during the 2025 calendar year; (iii) the lack of exposures of the Ave Maria World Equity Fund to U.S. mega-cap stocks and European bank stocks, as well as a significant underweight in Asia ex-Japan stocks; (iv) the combination of the Ave Maria Bond Fund’s dividend paying common stocks and emphasis on high-quality, shorter-maturity fixed-income securities. The Independent Trustees acknowledged that there may be periods of short-term underperformance and were mindful of the Adviser’s view that the current positioning of the Funds may be beneficial if market leadership should broaden or valuation disparities narrow over time. The Independent Trustees also considered the longer-term performance of the Funds.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

They noted that for the 5-year period ended November 30, 2025, the Ave Maria Value Focused Fund, Ave Maria Value Fund, Ave Maria Growth Focused Fund and Ave Maria Bond Fund each placed in the 1st quartile of its respective Morningstar category, the Ave Maria World Equity Fund placed in the 2nd quartile, while the Ave Maria Rising Dividend Fund and Ave Maria Growth Fund each placed in the 4th quartile of its respective Morningstar category. They further noted that for the 10-year period ended November 30, 2025, the Ave Maria Value Focused Fund and Ave Maria Bond Fund each placed in the 1st quartile of its respective Morningstar category, the Ave Maria Value Fund placed in the 2nd quartile, while the Ave Maria Rising Dividend Fund, Ave Maria Growth Fund and Ave Maria World Equity Fund each placed in the 4th quartile of its respective Morningstar category. Based upon these and other factors and considerations, the Board concluded that the performance of the Funds was satisfactory, considering all of the facts and circumstances.

The Costs of Services and Profits to be Realized by the Adviser

The Independent Trustees reviewed information provided by ISS regarding the advisory fees paid by each Fund and compared those fees to the advisory fees paid by similarly managed mutual funds, as compiled by Morningstar. The Independent Trustees also compared each Fund’s total expense ratio, of which the advisory fee is a component, to the expense ratios of representative funds within each Fund’s Morningstar peer group. Based on the Morningstar and ISS information, the Independent Trustees noted that the net total expense ratio for each Fund was lower than the median net total expense ratio of its respective Morningstar peer expense group. The Independent Trustees further noted that the net total expense ratio for the Ave Maria Bond Fund was the lowest among the funds in its Morningstar peer group, the net total expense ratio for the Ave Maria Growth Focused Fund was the second lowest among the funds in its Morningstar peer group, and the net total expense ratio for the Ave Maria Value Fund was the third lowest among the funds in its Morningstar peer group.

The Independent Trustees also reviewed information on the advisory fee rates charged by the Adviser to accounts with investment programs similar to those of the Funds and considered the differences in the nature and scope of services the Adviser provides to the Funds, including the greater operational and compliance obligations and regulatory costs associated with managing the Funds, as compared to other types of client accounts managed by the Adviser. After taking into account all this information, the Board found that the costs of the services provided to the Funds were reasonable in light of the quality and scope of services provided by the Adviser.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Funds, the Adviser’s profitability with respect to each Fund, and the methodology used by the Adviser to calculate its profitability information. Based upon the review of this information, the Board concluded that the profits of the Adviser were reasonable in light of the quality and scope of services provided to the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees discussed the extent to which shareholders have realized economies of scale with the growth in assets of the Funds. The Independent Trustees took into account the Adviser’s history of reducing advisory fees and waiving the expenses of certain Funds under the Expense Limitation Agreements in order to cap their operating expenses. The Independent Trustees also noted the Adviser’s efforts to achieve additional economies of scale through its marketing and publicity initiatives on behalf of the Funds. The Board concluded that the extent to which shareholders have realized economies of scale in connection with the Adviser’s management of the Funds is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently unanimously voted to approve the continuance of the Advisory Agreements. The Independent Trustees noted their independence vis-à-vis the Adviser and discussed the robust process that the Independent Trustees had undertaken as part of their considerations. In reaching their decision regarding the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as all-important or controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, to renew the Advisory Agreements for an additional one-year period.

Approval of Advisory Agreement (Ave Maria Undiscovered Fund)

At an in-person meeting held on February 21, 2026 (the “Board Meeting”), the Board of Trustees (the “Board”) of Schwartz Investment (the “Trust”), including the Independent Trustees voting separately, considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Schwartz Investment Counsel, Inc. (the “Adviser”) on behalf of the Ave Maria Undiscovered Fund (the “Fund”), a newly organized series of the Trust, for an initial two-year period. Throughout their review, the Independent Trustees were advised and assisted by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees received advice from their independent legal counsel, including a legal memorandum

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

on the standards and fiduciary obligations in connection with their consideration of the Advisory Agreement. The Independent Trustees also received and reviewed materials provided by the Adviser in response to requests of the Independent Trustees and their legal counsel to assist in their evaluation of the terms of the Advisory Agreement. The Independent Trustees also met separately in executive sessions with their independent legal counsel, during which time no representatives of the Adviser were present.

As part of this process, the Independent Trustees considered various factors, none of which by itself was considered dispositive, among them:

●

the nature, extent and quality of the services proposed to be provided by the Adviser, including any potential fall-out benefits (i.e., benefits that might be received by the Adviser beyond the stated advisory fee, such as soft dollar arrangements and increased visibility from the Adviser’s relationship with the Fund);

●	the fees proposed to be charged for those services and a general understanding of the Fund’s advisory fee and expected expenses as compared to those of similarly-situated small cap mutual funds;

●	the investment performance of the Adviser in managing other investment products and its expertise in managing investment strategies that focus on undervalued companies:

●	the financial condition and resources of the Adviser; and

●

whether any future economies of scale in the Adviser’s costs of providing services to the Fund might be realized as the Fund’s assets grow and whether these economies would be shared for the benefit of the Fund’s shareholders.

In evaluating the nature, extent and quality of the services to be provided by the Adviser, the Independent Trustees reviewed information about the Adviser’s portfolio managers and investment process, compliance program and risk management practices. The Independent Trustees discussed the Adviser’s responsibilities under the Advisory Agreement and the investment management process that will be applied to the Fund. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and research personnel who will manage the Fund and their experience in managing the type of securities that the Fund will hold, the Fund’s co-portfolio management structure, and the research process and brokerage practices that will be applied in managing the Fund. The Independent Trustees were mindful that because the Fund had not commenced operations, it does not have a performance track record, but the investment process that will be applied by the Adviser in managing the Fund is similar to that used in managing other funds of the Trust. The Independent Trustees noted that they are familiar with the Adviser’s proposed investment approach for the Fund and are satisfied with the Adviser’s belief that it will be able to uncover value opportunities.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

The Independent Trustees also considered the stability and financial condition of the Adviser, its overall compliance record, and the quality of its risk management program. Based on these considerations, the Board concluded that the nature, extent and quality of the services expected to be provided to the Fund are satisfactory.

The Independent Trustees considered that the Fund’s advisory fee would be identical to the advisory fees paid by the other equity funds in the Trust to the Adviser, as well as management’s statement that the Fund’s advisory fee and overall expenses would be competitive against similarly-situated funds in the marketplace. The Independent Trustees took into account the Adviser’s contractual agreement to limit the Fund’s ordinary operating expenses for a period of three years from the commencement of the Fund’s operations, in order to enable the Fund to maintain a competitive overall expense ratio during its initial operating period. Based on their review, the Board concluded that the Fund’s proposed advisory fee is reasonable in relation to the nature of the Fund’s investment program and the level of services that are expected to be provided by the Adviser.

The Independent Trustees discussed the Adviser’s anticipated revenues and costs of providing services to the Fund, but the Board did not make any conclusions on the Adviser’s projected profitability with respect to the Fund since it had not commended operations. The Independent Trustees also considered the potential for the Fund to realize any economy of scale efficiencies as it grows, and whether they would be passed along to the Fund’s shareholders.

Finally, the Independent Trustees noted their independence vis-à-vis the Adviser and discussed the robust process that the Independent Trustees had undertaken as part of their considerations. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Advisory Agreement and each Trustee may have attributed different weights to certain factors. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, to approve the Advisory Agreement for an initial two-year period.

AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
Robert G. Dorsey
Joseph M. Grace
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Michael Knowles
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The Registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the Registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the Registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	September 2, 2026

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	September 2, 2026

* Print the name and title of each signing officer under his or her signature.